UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

Sit Mutual Funds II, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP & Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 332-3223

Date of fiscal year end:March 31, 2022

Date of reporting period: September 30, 2022

Item 1: Reports to Stockholders

Semi-Annual Report
September 30, 2022
U.S. Government Securities Fund
Quality Income Fund
Tax-Free Income Fund
Minnesota Tax-Free Income Fund
Sit Mutual Funds

Sit Mutual Funds

BOND FUNDS SEMI-ANNUAL REPORT

This document must be preceded or accompanied by a Prospectus.

CHAIRMAN’S LETTER

November 4, 2022

Dear Fellow Shareholders:

The Federal Reserve (the Fed) and inflation took center stage for the semi-annual period ended September 30th, 2022 as elevated inflation and the most hawkish monetary policy in decades drove sharp declines in bond and stock prices. As measured by the Bloomberg Aggregate Bond Index, the broad bond market returned -9.2% for the period, while the S&P 500® stock index returned -20.2%. The $6.3 trillion of fiscal stimulus and $5 trillion of monetary stimulus after the onset of the pandemic caused inflation to spike. This resulted in higher yields and for the Fed to finally reverse its stimulative stance and raise rates aggressively. The Fed’s quicker-than-expected increase in the Fed Funds rate spurred a dramatic shift higher in interest rates across all maturities. For example, the yield for the 2-year maturity Treasury increased 1.94% to 4.28%, while the yield for the 30-year maturity Treasury increased 1.33% to 3.78%.

Inflation

Inflation has been broad-based, with energy, food, and housing making notable contributions. The rate of change in consumer prices peaked in June, when the non-seasonally adjusted CPI reported a 9.1% year-over-year increase. The less volatile core CPI (excludes energy and foods) most recently showed a 6.3% year-over-year increase in prices. We believe the supply-demand gap caused by a lack of production factors, notably labor, has been the primary driver of inflation. Employers find it challenging to fill vacant positions, resulting in a widespread reduction in service hours and order backlogs. In fact, according to the JOLTs survey, the number of job openings has exceeded 11 million since late 2021. An elevated level of savings that was accumulated by individuals from the various pandemic-era fiscal stimulus payments has kept the labor participation rate below pre-pandemic levels. However, the national savings rate has fallen below the long-run average in recent months, and the labor participation rate has ticked up. China’s strict Covid-19 policies also worsened the supply-demand imbalance, adding even more pressure to the prices of goods. The two-month lockdown in Shanghai that ended in June was particularly disruptive to international trade.

Swings in oil and natural gas prices throughout the period had an outsized impact on prices overall due to the relative importance of energy costs for transportation and the production of goods. Russia’s invasion of Ukraine and the ensuing raft of sanctions levied against Russia by the international community, combined with OPEC member countries’ inability and/or unwillingness to increase production, resulted in surging oil prices. After peaking in June, oil prices and motor vehicle fuel prices have returned to March levels. However, the weaponization of natural gas supplies from Russia to Europe spurred a second resurgence over the summer, and prices remain elevated.

Monetary Policy

The Fed raised the target for the Fed Funds rate at each of the four meetings during the period for a total rate increase of 2.75% as it combats inflation. The lower bound of the range for the Fed Funds target rate now stands at 3.00%, and the Fed has indicated that more rate hikes are to be expected as monetary policy has only just become restrictive. Additionally, the Fed has embarked on quantitative tightening as it has begun shrinking its balance sheet. Combating inflation will be difficult for the Fed, with the main driver of inflation being labor shortage-induced supply chain issues, not easy money. However, the Fed has reiterated that it will be undeterred in bringing the year-over-year change in core-PCE rate of inflation down to 2.0%. The Fed prefers this measure of inflation, which has been greater than 4.0% since October 2021.

The Fed’s interest rate increases, which have been at the quickest pace in 40 years, have inverted the yield curve, spooked equity investors, and increased volatility across all asset classes. The Fed’s strategy for solving the supply-demand mismatch that is pushing up prices is to eliminate some of the demand for goods and services through slowing economic activity. The short end of the yield curve has shifted up as the Fed has signaled that more rate hikes are coming and it intends to keep rates elevated through 2023, however fears that the Fed may push the economy into a deep recession have muted the rise in long-term rates. As such, the 2-year Treasury has the highest yield across the curve and is 0.45% higher than the 10-year Treasury. Recession fears are not unfounded as real-GDP growth has already been negative for the first and second quarters of 2022. As economists, investors, politicians, and market pundits debate the definition of ‘recession,’ the reality is Americans are suffering from higher consumer prices, declining real wages, and the very rapid rise in mortgage rates.

Balance Sheet Reduction

The Fed’s aggressive balance sheet reduction has contributed to the spike in interest rates and market turmoil in the latest quarter. Since June, the Fed’s security holdings have been reduced by approximately $228 billion, with $85 billion in September alone. Although anticipated mortgage prepayments depend on the future path of interest rates, under its current plans, the Fed would force the market to absorb an estimated $850 billion in the first year of normalization. For historical context, the previous attempt at balance sheet normalization that ended in 2019 saw a reduction of only $295 billion in the first 12 months; and that was after waiting 35 months from the last asset purchase.

2	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

In June, the Fed began to reduce its nearly $9.0 trillion balance sheet by forgoing reinvestment of a portion of the principal payments received each month from its Treasury and mortgage-backed securities (MBS) holdings. The Fed’s holdings of these securities had ballooned to $8.4 trillion from a pre-pandemic level of $3.8 trillion as the Fed absorbed the bond issuance required to finance the various pandemic-related fiscal stimulus packages.

The Fed set an initial pace of balance sheet reduction at $47.5 billion per month for June through August, with a monthly reduction cap of $30.0 billion for Treasuries and $17.5 billion for MBS. The reduction caps doubled to $60.0 billion and $35.0 billion in September, respectively. However, principal payments received by the Fed will fall short of the caps, particularly for its MBS holdings, where prepayments have plummeted due to the rise in mortgage rates. The shortfall in principal received from maturing Treasuries will be filled with a reduction in T-bill holdings. The Fed may consider outright sales of MBS in the future to fill the shortfall, but for now, it goes unfilled. Ultimately, the Fed would like to reduce the MBS on its balance sheet to zero.

Outlook & Strategy

The Fed will ultimately be able to claim victory over inflation but doing so by reducing demand will have high economic costs. The Fed is determined to keep rates at a restrictive level in order to eliminate jobs in the economy and eventually reduce enough demand and, consequently, supply to bring inflation down to its target. We believe that the Fed will ultimately achieve its inflation goal. However, the probability of avoiding a recession declines as the Fed becomes more entrenched in its strategy. A fiscal approach of promoting pro-growth policies could also quell the elevated level of inflation by closing the supply-demand gap through increasing supply. For instance, measures encouraging individuals to return to the labor force would have far fewer economic costs. However, the current period of stagflation is likely to continue through the first half of 2023 as real economic growth remains near zero and inflation continues to be elevated.

The Fed embarking on balance sheet normalization has weighed on agency mortgage-backed securities (MBS) as the largest buyer (the Fed) of these securities since the beginning of the pandemic has entirely exited the market, forcing private investors to fill the void. The resulting higher yields and wider credit spreads for these securities have increased their relative attractiveness. For the Sit Quality Income Fund, we rotated out of Treasury Inflation Protected Securities (TIPS) and into agency MBS and callable federal agency notes to lock in higher relative yields for these high-quality securities. We also traded out of the TIPS in the Sit U.S. Government Securities Fund and continue to emphasize seasoned high-coupon mortgages that we believe will provide an income advantage over the long term. Our focus on generating a high level of income while investing in high-quality securities and maintaining a conservative interest rate position should drive outperformance versus the benchmarks for these Funds.

The historic surge in yields presents attractive investment opportunities in the current market. High-quality tax-exempt municipal bonds are now available at yields not seen in many years. Where feasible, we will de-emphasize low-coupon bonds and swap into bonds with higher coupons, boosting income for many years ahead. Municipal bond credits should fare relatively well in a recessionary downturn. Short and intermediate-duration bonds are now at yields close to those of longer-term bonds but with far less interest rate sensitivity. Undervalued deep-discount single-family housing bonds that should have significant prepayment calls at par are also attractive. We believe our emphasis on tax-exempt income over short-term gains will differentiate our performance.

In conclusion, investors should maintain a diversified portfolio of stocks and bonds underpinned by strong fundamentals to help manage risk in this challenging market. We appreciate your continued interest in the Sit family of funds. Please see our complete Outlook and Strategy research paper at www.sitfunds.com.

With best wishes,

Roger J. Sit

Chairman and President Sit Mutual Funds

SEPTEMBER 30, 2022	3

Sit U.S. Government Securities Fund - Class S and Class Y

OBJECTIVE & STRATEGY

The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issued, guaranteed or insured by the U.S. government or its agencies or its instrumentalities. Agency mortgage securities and U.S. Treasury securities are the principal holdings in the Fund. The mortgage securities that the Fund purchases consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC).

Fund Performance

The Sit U.S. Government Securities Fund (Class S) provided a return of -3.40% during the 6-month period ended September 30, 2022, compared to the return of the Bloomberg Intermediate Government Bond Index of -4.66%. The Fund’s 30-day SEC yield was 3.07% and its 12-month distribution rate was 1.43%.

Factors that Influenced the Fund’s Performance

During the 6-month period, the Fund benefited from the consistent relatively high level of income provided by its holdings in higher coupon government agency mortgages. Yields on U.S. Treasury securities were higher across all maturities. The Fund reduces interest rate risk by us-ing options on Treasury securities. The use of options was effective in providing stability to the Fund’s net asset value and was able to partially offset the negative price performance as it relates to the increase in U.S. Treasury yields. In addition, the Fund continued to experience relatively stable prepayment rates as the mortgage holdings are generally well seasoned and have been through many refinancing cycles. The Fund’s opportunistic holdings in Treasury Inflation Protected Securities benefited performance as the economy experienced higher than expected inflation metrics. The Fund’s longer collateralized mortgage obligations detracted from performance as the duration of these securities is longer than the benchmark as yields rose.

Outlook and Positioning

The Federal Reserve had its hands full to start the period with respect to inflation. What previously had been coined ‘transitory’ inflation, had evolved into a much bigger issue than the Fed had previously thought. Inflation had not only become a serious issue domestically but globally as well due to the ongoing war in Ukraine and supply chain disruptions. To combat inflation, the Fed embarked on a restrictive monetary policy which had arguably not been seen in 40 years. The 6-month period started with the Federal Funds upper bound target rate at 0.50% and ended at 3.25%, even higher than the most recent peak of 2.50% prior to the Covid-19 virus taking root. Additionally, credit sensitive sectors saw increased volatility as the Fed began to unwind its nearly $9.0 trillion balance sheet. The Fed will undoubtedly win its war on inflation, but at serious costs to economic activity. The market has begun to price in a recessionary environment, but now is grappling with how long and severe the recession will be Another headwind for the economy is the rapidly rising mortgage rate.

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Intermediate Government Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]

The Bloomberg Intermediate Government Bond Index is a sub-index of the Bloomberg Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

Mortgage rates are over 7% causing housing affordability to be very low. Prepayments across all coupons have slowed and we expect will continue to decrease as housing turnover and refinancings have grinded to a halt.

We continue to position the Fund defensively as it relates to interest rates. We continue to favor shorter duration securities as we expect the Fed will overshoot and potentially be forced to cut short-term interest rates as early as next year. The Fund’s focus on seasoned, high coupon agency mortgage securities provide a high level of income with relatively stable prices. This high level of income and stability of principal has been a fundamental focus of the Fund since its inception.

Bryce A. Doty, CFA	Mark H. Book, CFA
Senior Portfolio Manager	Portfolio Manager

4	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2022

	Sit U.S. Government
	Securities Fund
	Class S	Class Y	Bloomberg Intermediate Gov’t. Bond Index[1]	Lipper U.S. Gov’t Fund Index[2]
Six Month	-3.40%	-3.31%	-4.66%	n/a
One Year	-5.31	-5.12	-9.18	-13.49%
Five Year	0.66	n/a	0.18	-0.42
Ten Year	0.65	n/a	0.59	0.40
Since Inception-Class S (6/2/87)	4.67	n/a	4.76	4.57
Since Inception-Class Y (1/1/20)	n/a	-0.52	-1.87	-3.34

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

[1]

The Bloomberg Intermediate Government Bond Index is a sub-index of the Bloomberg Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

[2]	The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Collateralized Mortgage Obligations	64.3%
Federal National Mortgage Association	13.9
Government National Mortgage Association	12.1
Federal Home Loan Mortgage Corporation	5.2
Asset-Backed Securities	0.9
U.S. Treasury / Federal Agency Securities	0.8
Small Business Administration	0.5
Other Net Assets	2.3

Based on net assets as of September 30, 2022.

PORTFOLIO SUMMARY

Class S:
Net Asset Value 9/30/22:	$10.35	Per Share
Net Asset Value 3/31/22:	$10.83	Per Share
Net Assets:	$299.9	Million

Class Y:
Net Asset Value 9/30/22:	$10.35	Per Share
Net Asset Value 3/31/22:	$10.83	Per Share
Net Assets:	$110.0	Million

Effective Duration:[3]	2.2	Years

[3]

Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the “Adviser”) and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

ESTIMATED AVERAGE LIFE

0-1 Year	2.3%
1-5 Years	96.4
5-10 Years	0.1
10-20 Years	1.2

The table represents the Adviser’s estimates of the dollar weighted average life of the portfolio’s securities, which differ from their stated maturities. The Fund’s average stated maturity was 22.3 years as of September 30, 2022.

SEPTEMBER 30, 2022	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Mortgage Pass-Through Securities - 31.7%
Federal Home Loan Mortgage Corporation - 5.2%
345,954	3.00	1/1/44	311,299
30,318	4.00	7/1/25	29,406
7,967,583	4.50	9/1/52	7,614,088
322,424	5.00	5/1/42	319,914
2,439,284	5.00	6/1/52	2,351,287
1,014,421	5.50	8/1/49	1,039,105
47,417	5.82	10/1/37	47,981
248,786	6.50	12/1/34	252,455
180,585	6.88	2/17/31	184,880
25,457	7.00	8/1/27	25,490
284,426	7.00	4/1/28	287,980
2,151,029	7.00	12/1/31	2,234,449
351,833	7.00	2/1/37	353,905
229,775	7.00	4/1/37	245,165
3,149,319	7.00	10/1/37	3,308,496
1,707,549	7.00	10/1/38	1,832,084
8,715	7.38	12/17/24	8,709
23,300	7.50	1/1/31	23,313
220,783	7.50	1/1/32	231,342
175,356	7.50	8/1/32	178,398
3,407	7.95	10/1/25	3,410
10,356	8.00	5/1/31	10,366
41,543	8.00	11/1/36	44,115
79,808	8.00	1/1/37	85,150
49,226	8.50	6/20/27	51,293
9,910	8.50	12/1/29	10,119
60,174	8.50	3/1/31	63,085
7,829	9.00	3/20/27	7,843
21,719	9.00	2/17/31	21,510
10,429	9.00	5/1/31	10,464
631	10.00	7/1/30	631

			21,187,732

Federal National Mortgage Association - 13.9%
3,100,000	2.48	2/1/35	2,484,128
3,100,000	2.68	2/1/35	2,539,325
1,650,580	4.50	4/1/48	1,604,555
5,246,928	4.50	7/1/52	5,014,139
5,322,594	4.50	9/1/52	5,086,448
1,000,302	5.00	9/1/43	1,025,738
7,415,345	5.00	2/1/49	7,413,548
392,690	5.00	6/1/51	404,283
1,849,804	5.00	7/1/52	1,780,045
335,078	5.50	6/1/33	337,137
3,480,305	5.50	12/1/41	3,649,403
1,824,963	5.50	1/1/49	1,878,518
986,079	5.50	5/1/49	990,751
510,702	5.50	4/1/50	514,768
804,769	5.93	5/1/35	802,986
308,115	6.00	11/1/34	320,712
143,104	6.00	1/1/36	148,500
61,071	6.00	5/1/37	62,106
49,384	6.00	9/1/37	49,330
1,170,019	6.00	4/1/38	1,230,348
391,160	6.00	2/1/40	404,373
3,231,893	6.00	5/1/41	3,394,391
2,245,046	6.00	7/1/52	2,296,722
717,218	6.50	2/1/29	738,936
99,735	6.50	3/1/29	99,387

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
105,292	6.50	6/1/31	107,293
46,459	6.50	8/1/34	47,136
76,054	6.50	11/1/34	76,226
157,643	6.50	1/1/39	157,262
315,124	6.50	6/1/40	329,522
708,530	6.75	6/1/32	743,445
501,572	6.84	6/1/40	518,960
13,088	7.00	2/1/26	13,196
37,398	7.00	9/1/27	37,796
19,289	7.00	10/1/27	19,506
79,268	7.00	11/1/27	80,607
18,053	7.00	1/1/28	18,255
13,922	7.00	10/1/32	14,178
2,305,535	7.00	12/1/32	2,467,702
72,294	7.00	7/1/33	74,233
55,689	7.00	7/1/34	57,172
10,329	7.00	12/1/37	10,512
2,780,372	7.00	1/1/40	2,912,953
443,615	7.00	9/1/47	430,015
602	7.50	12/1/22	601
37,663	7.50	4/1/32	37,925
112,581	7.50	1/1/34	116,377
1,970,660	7.50	10/1/38	2,089,697
835,110	7.50	11/1/38	889,841
5,737	7.81	7/20/30	5,759
2,854	7.99	8/20/25	2,861
53,548	8.00	6/1/25	54,270
2,713	8.00	7/20/28	2,720
42,868	8.00	2/1/31	44,615
91,377	8.00	1/1/32	93,957
49,332	8.00	11/1/37	52,384
276,550	8.00	3/1/38	297,623
40,614	8.17	11/15/31	42,573
50,495	8.50	11/1/26	51,142
37,693	8.50	3/1/28	37,865
19,861	8.50	10/1/28	20,584
60,126	8.50	4/1/29	62,154
26,295	8.50	10/1/29	26,292
52,477	8.50	7/1/30	55,349
32,988	8.50	8/1/30	35,409
115,347	8.50	4/1/32	126,075
70,910	8.50	1/1/37	71,900
1,181	9.00	6/15/25	1,185
16,979	9.00	5/15/28	17,031
11,884	9.00	6/1/30	11,934
5,731	9.00	10/1/30	5,793
63,146	9.00	2/1/31	63,852
17,592	9.00	7/1/31	17,586
20,703	9.00	10/1/31	21,742
53,591	9.00	8/1/37	54,413
152,270	9.00	2/1/38	157,607
9,777	9.50	8/1/24	9,793
61,382	9.50	5/1/29	64,113
6,875	9.50	4/1/30	7,099
26,319	9.50	8/1/31	26,471
11,679	10.00	2/1/28	11,679
62,154	10.00	6/1/30	65,234

			57,140,051

Government National Mortgage Association - 12.1%
62,678	4.00	12/15/24	61,259
322,289	4.00	10/20/30	314,591

See accompanying notes to financial statements.

6	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
5,990,607	4.00	8/20/31		5,749,751
608,162	4.00	12/20/31		598,589
465,616	4.25	10/20/31		460,952
313,486	4.25	3/20/37		304,678
1,492,395	4.75	9/20/31		1,518,776
5,129,392	5.00	12/15/45		5,377,704
342,545	5.00	7/20/49		337,385
38,957	5.50	9/15/25		37,501
502,179	5.50	5/15/29		516,296
453,942	5.50	7/20/37		479,101
668,447	5.50	7/20/62		673,977
11,992,270	5.50	8/20/62		12,091,506
1,317,295	5.75	2/15/29		1,337,958
513,371	5.75	10/20/31		526,735
334,792	6.00	9/15/33		341,028
172,160	6.00	2/20/47		184,764
1,937,469	6.00	7/20/47		2,079,322
8,771,258	6.00	8/20/62		8,952,540
9,724	6.25	12/15/23		9,268
431,604	6.25	4/15/29		442,744
19,286	6.50	11/15/23		19,313
58,350	6.50	4/15/24		58,421
468,232	6.50	2/20/28		480,929
180,461	6.50	2/20/29		180,881
304,668	6.50	7/20/34		319,528
15,732	6.50	12/20/38		15,653
171,742	6.50	1/20/39		179,902
90,212	6.50	2/20/39		95,126
209,581	6.50	4/20/39		221,471
194,260	6.50	6/20/39		205,216
388,659	6.50	8/20/39		410,822
216,267	6.50	4/20/43		223,887
2,144,548	7.00	8/15/29		2,234,621
2,371,700	7.00	10/15/29		2,471,263
107,326	7.00	10/15/36		107,726

				49,621,184

Small Business Administration - 0.5%
1,254,974	5.33	8/25/36		1,196,338
641,016	5.33	9/25/36		611,206

				1,807,544

Total Mortgage Pass-Through Securities (cost: $138,513,939)				129,756,511

U.S. Treasury / Federal Agency Securities - 0.8%
U.S. Treasury Notes:
3,625,000	0.50	3/31/25		3,307,813

Total U.S. Treasury / Federal Agency Securities (cost: $3,368,903)				3,307,813

Collateralized Mortgage Obligations - 64.3%
Federal Home Loan Mortgage Corporation - 11.4%
794,445	4.81	7/25/32	[1]	760,728
13,982	5.00	2/15/23		13,949
2,765,846	5.00	11/25/50		2,834,034
5,055,975	5.00	11/25/50	[1]	4,976,667
5,249,768	5.50	6/25/51		5,504,640
310,078	5.53	5/15/38	[1]	299,503
1,194,100	6.00	1/15/33		1,237,236
1,312,300	6.00	5/15/36		1,354,779
1,125,838	6.00	9/15/42		1,151,350

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
2,992,126	6.00	9/25/52		3,114,057
11,599	6.25	5/15/29		11,606
15,341	6.50	9/15/23		15,455
8,944	6.50	3/15/24		9,044
225,687	6.50	7/15/27		233,304
202,597	6.50	2/15/28		207,749
318,143	6.50	3/15/29		327,798
8,783	6.50	2/15/30		8,989
250,749	6.50	1/15/31		258,980
493,327	6.50	8/15/31		506,662
128,572	6.50	1/15/32		132,950
45,091	6.50	3/15/32		47,107
299,911	6.50	6/25/32		308,582
136,652	6.50	7/15/32		142,618
3,055,545	6.50	5/15/33		3,184,350
670,697	6.50	5/15/35		710,699
311,672	6.50	8/15/39		325,436
901,374	6.50	2/25/43		948,611
385,609	6.50	3/25/43		405,429
537,141	6.50	7/25/43		560,700
726,446	6.50	10/25/43		735,487
268,805	6.50	11/15/43		283,262
1,700,703	6.50	8/15/45		1,836,900
281,593	6.50	2/15/49		293,973
2,096	6.70	9/15/23		2,105
276,449	6.75	3/15/28		286,644
246,351	6.95	3/15/28		254,316
39	7.00	11/15/22		39
3,487	7.00	3/25/23		3,486
772	7.00	4/15/23		774
5,104	7.00	7/15/23		5,140
19,862	7.00	1/15/24		20,023
10,592	7.00	3/15/24		10,668
8,793	7.00	8/15/25		8,954
24,607	7.00	9/15/26		25,197
61,529	7.00	6/15/29		64,292
164,951	7.00	8/15/29		172,415
211,204	7.00	10/20/29		222,122
36,233	7.00	1/15/30		38,326
108,624	7.00	10/15/30		115,076
96,657	7.00	7/15/31		101,803
44,868	7.00	4/15/32		46,667
335,439	7.00	5/15/32		356,613
1,631,867	7.00	8/15/41		1,679,485
2,963,092	7.00	2/25/43		3,056,340
514,899	7.00	3/25/43		545,755
733,011	7.00	7/25/43		779,000
522,230	7.00	3/15/49		547,952
5,132	7.50	3/15/23		5,154
26,621	7.50	4/15/23		26,737
18,311	7.50	9/20/26		18,917
105,375	7.50	3/15/28		110,493
194,316	7.50	9/15/29		206,548
55,130	7.50	12/15/29		57,841
114,377	7.50	6/15/30		121,637
186,950	7.50	8/15/30		197,723
201,396	7.50	9/15/30		216,047
63,384	7.50	11/15/30		67,326
1,863,643	7.50	6/15/34		2,038,706
397,162	7.50	2/25/42		408,085
1,167,799	7.50	8/25/42	[1]	1,168,562

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
653,104	7.50	9/25/43		671,489
21,095	8.00	2/15/23		21,152
3,499	8.00	4/25/24		3,537
60,015	8.00	2/15/27		63,165
85,612	8.00	11/20/29		91,051
92,038	8.00	1/15/30		98,751
37,937	8.50	3/15/25		39,461
16,360	8.50	3/15/32		17,656

				46,735,864

Federal National Mortgage Association - 18.7%
269,472	1.90	7/25/37	[1]	240,901
1,657,000	3.00	7/25/40		1,634,539
382,778	3.10	8/25/43	[1]	358,808
9,874,793	3.25	9/25/52		9,194,100
170,640	4.55	6/25/43		166,211
1,817,586	4.95	2/25/42	[1]	1,776,201
1,965,405	5.00	7/25/33		1,973,250
1,545,409	5.00	7/25/40		1,475,807
290,510	5.00	11/25/41		290,355
484,004	5.00	6/25/43		476,991
1,998,029	5.00	11/25/50		1,972,329
3,727,765	5.00	12/25/50		3,807,245
1,221,264	5.11	10/25/42	[1]	1,246,377
2,177,229	5.33	12/25/42	[1]	2,120,323
525,205	5.36	6/25/42		527,168
565,951	5.50	9/25/33		575,648
2,660,209	5.50	6/25/40		2,621,257
744,543	5.63	12/25/53	[1]	771,698
565,435	5.81	8/25/43		562,978
739,095	6.00	5/25/30		755,292
127,260	6.00	11/25/32		131,069
245,146	6.00	7/25/33		253,368
1,451,736	6.00	5/25/36		1,503,895
191,905	6.00	6/25/36		197,853
729,274	6.00	10/25/36		757,717
1,591,147	6.00	11/25/43		1,617,696
662,849	6.00	9/25/46		658,908
836,294	6.00	2/25/48		870,585
196,295	6.00	12/25/49		200,107
767,488	6.32	8/25/47	[1]	769,615
975,584	6.43	9/25/37	[1]	1,020,663
132,831	6.50	8/20/28		134,338
796,145	6.50	1/25/32		826,467
122,205	6.50	3/25/32		125,615
206,924	6.50	6/25/32		215,684
170,171	6.50	7/25/36		179,492
38,530	6.50	9/25/36		40,325
1,505,669	6.50	11/25/41		1,550,025
167,855	6.50	3/25/42		171,703
822,818	6.50	5/25/42		861,031
1,861,907	6.50	7/25/42		1,895,982
214,785	6.50	9/25/42		220,884
520,983	6.50	11/25/42		542,935
2,414,163	6.50	12/25/43		2,496,643
138,862	6.50	7/25/44		139,966
166,832	6.53	2/25/45	[1]	175,823
277,119	6.63	9/25/37	[1]	297,297
1,501,045	6.75	6/25/32		1,590,634
383,210	6.75	4/25/37		388,169
281,816	6.81	8/25/37	[1]	272,932
36,489	6.85	12/18/27		36,979

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
351	7.00	11/25/22		347
1,804	7.00	6/25/23		1,814
91,251	7.00	4/25/24		91,665
80,991	7.00	9/18/27		84,033
848,507	7.00	5/25/31		853,494
1,046,513	7.00	12/25/33		1,104,336
64,819	7.00	9/25/40		67,873
317,854	7.00	10/25/41		329,721
117,207	7.00	11/25/41		125,066
234,085	7.00	12/25/41		245,926
769,745	7.00	7/25/42		810,976
1,619,137	7.00	2/25/44		1,703,705
71,040	7.00	8/25/44		75,061
16,225	7.50	8/20/27		16,854
160,459	7.50	10/25/40		164,846
1,109,224	7.50	11/25/40		1,105,393
621,857	7.50	6/19/41	[1]	640,990
1,073,105	7.50	7/25/41		1,076,630
601,308	7.50	8/25/41		624,355
212,843	7.50	11/25/41		230,149
384,407	7.50	1/25/42		408,632
2,746,727	7.50	5/25/42		2,924,756
258,970	7.50	6/25/42		274,281
2,506,192	7.50	8/25/42	[1]	2,720,583
845,283	7.50	2/25/44		896,539
357,553	7.50	3/25/44		375,922
550,661	7.50	5/25/44		595,038
36,435	7.50	10/25/44		38,849
3,499,991	7.50	1/25/48		3,758,447
17,233	8.00	7/18/27		17,983
264,372	8.00	7/25/44		274,552
323,115	8.01	11/25/37	[1]	347,238
163,543	8.12	11/25/37	[1]	175,847
32,553	8.24	10/25/42	[1]	35,197
2,897	8.50	1/25/25		2,978
289,636	8.50	6/25/30		315,330
31,982	9.00	11/25/28		34,052
227,801	9.00	6/25/30		251,760
42,083	9.00	10/25/30		46,448
49,206	9.44	6/25/32	[1]	53,518
51,349	9.50	11/25/31		56,595
164,319	9.50	12/25/41		178,782
190,889	9.61	6/25/44	[1]	193,137
704,225	11.30	9/25/42	[1]	813,294
11,096	22.29	3/25/39	[1]	15,608

				76,850,478

Government National Mortgage Association - 33.2%
2,005,483	4.73	5/20/51	[1]	2,007,896
2,469,319	4.76	5/20/51	[1]	2,478,683
4,866,111	4.84	8/20/51	[1]	4,854,607
4,051,014	4.88	4/20/51	[1]	4,037,314
2,417,282	4.91	7/20/51	[1]	2,401,720
3,073,274	5.00	12/20/50		3,112,585
3,705,871	5.00	1/20/51		3,761,485
19,374,563	5.00	2/20/51		19,660,821
3,629,679	5.00	2/20/51	[1]	3,708,948
498,288	5.50	9/20/39		513,747
7,827,789	5.50	10/20/50		7,994,246
1,842,064	5.50	11/20/50		1,939,022
3,226,601	5.50	1/20/51		3,353,109
12,693,982	5.50	5/20/51		13,225,491

See accompanying notes to financial statements.

8	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)		Maturity Date		Fair Value ($)
7,686,579	5.50		6/20/51		7,941,316
13,673,908	5.50		7/20/51		14,099,836
5,720,126	5.50		11/20/51		5,896,230
241,863	5.53		4/20/48	[1]	243,565
3,424,702	5.59		4/20/40	[1]	3,505,325
3,710,760	5.80		3/20/45	[1]	3,775,700
8,011,902	5.84		2/20/51	[1]	8,541,842
595,388	5.95		10/20/40	[1]	617,304
343,535	5.99		11/20/43	[1]	357,172
1,207,336	6.00		11/20/33		1,244,765
371,517	6.00		12/20/35		384,910
233,478	6.00		3/20/42		242,430
306,771	6.00		3/20/48		315,762
1,446,393	6.00		3/20/49		1,464,556
449,433	6.00		5/20/49		451,986
1,447,091	6.13		1/20/39	[1]	1,509,367
1,223,147	6.44		6/20/41	[1]	1,274,991
243,364	6.46		4/20/37	[1]	249,131
903,753	6.50		7/20/32		900,849
886,695	6.50		2/20/37		917,329
171,089	6.50		9/16/38		175,966
1,476,958	6.50		8/20/48		1,548,467
632,809	6.50		10/20/48		657,881
1,033,382	6.50		1/20/49		1,049,800
406,868	6.54		7/20/39	[1]	424,069
377,527	6.64		4/20/39	[1]	396,142
615,349	6.84		8/20/40	[1]	647,826
298,968	7.00		6/20/45	[1]	313,260
90,487	7.00		9/16/33		92,222
239,715	7.00		5/20/42		253,960
599,518	7.00		10/20/48		632,634
368,033	7.08		2/20/45	[1]	396,192
761,273	7.09		12/20/38	[1]	806,797
405,074	7.14		12/20/33	[1]	425,650
1,015,041	7.32		8/20/38	[1]	1,079,158

					135,884,064

Vendee Mortgage Trust - 1.0%
838,271	6.01		3/15/25	[1]	853,572
375,081	6.50		2/15/24		377,549
1,111,421	6.50		8/15/31		1,106,099
545,166	6.50		10/15/31		566,731
364,873	6.75		2/15/26		375,059
432,939	7.00		3/15/28		437,464
96,332	7.25		9/15/25		99,089
235,323	7.50		2/15/27		242,462
96,296	7.75		9/15/24		97,944
45,504	8.00		2/15/25		46,113
47,227	8.29		12/15/26		48,658

					4,250,740

Total Collateralized Mortgage Obligations (cost: $288,380,490)					263,721,146

Asset-Backed Securities - 0.9%
Federal Home Loan Mortgage Corporation - 0.1%
302	6.09		9/25/29	[1]	293
567,083	7.16		7/25/29		585,312

					585,605

Federal National Mortgage Association - 0.5%
8,625	1 Mo. Libor + 0.17	%, 2.70	11/25/32	[1]	8,474

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
372,322	4.40	11/25/33	[14]	351,273
302,495	4.51	9/26/33	[14]	291,064
90,642	4.83	10/25/33	[14]	91,080
1,360,279	5.71	2/25/33	[14]	1,310,861
1,800	6.00	5/25/32	[14]	1,742
50,819	6.09	10/25/31	[14]	51,584
2,312	7.79	6/25/26	[1]	2,364

				2,108,442

Small Business Administration - 0.3%
122,969	5.78	8/1/27		121,829
542,232	5.87	7/1/28		536,065
508,661	6.02	8/1/28		505,846

				1,163,740

Total Asset-Backed Securities (cost: $4,038,165)				3,857,787

Put Options Purchased [19] - 1.0% (cost: $1,449,573)				4,045,703

Quantity	Name of Issuer			Fair Value ($)
Short-Term Securities - 2.5%
10,053,821	Fidelity Inst. Money Mkt. Gvt. Fund, 2.74%			10,053,821

(cost: $10,053,821)
Total Investments in Securities - 101.2% (cost: $445,804,891)				414,742,781

Other Assets and Liabilities - (1.2)%				(4,835,079)

Net Assets - 100.0%				$409,907,702

[1]

Variable rate security. Rate disclosed is as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2022.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit U.S. Government Securities Fund (Continued)

[19]	Options outstanding as of September 30, 2022 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)
Put Options Purchased - U.S. Treasury Futures:
5-Year	550	110.00	November 2022	StoneX Financial, Inc.	60,500,000	422,531	1,508,203
5-Year	800	110.50	November 2022	StoneX Financial, Inc.	88,400,000	1,027,042	2,537,500

Total					148,900,000	1,449,573	4,045,703

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	129,756,511	—	129,756,511
U.S. Treasury / Federal Agency Securities	—	3,307,813	—	3,307,813
Collateralized Mortgage Obligations	—	263,721,146	—	263,721,146
Asset-Backed Securities	—	3,857,787	—	3,857,787
Put Options Purchased	4,045,703	—	—	4,045,703
Short-Term Securities	10,053,821	—	—	10,053,821

Total:	14,099,524	400,643,257	—	414,742,781

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

10	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

[This page is intentionally left blank.]

SEPTEMBER 30, 2022	11

Sit Quality Income Fund - Class S and Class Y

OBJECTIVE & STRATEGY

The objective of the Quality Income Fund is to provide high current income and safety of principal, which it seeks to attain by investing at least 80% of its assets in debt securities issued by the U.S. government and its agencies, debt securities issued by corporations, and mortgage and other asset-backed securities. The Fund invests at least 50% of its assets in U.S. government debt securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

Fund Performance

The Sit Quality Income Fund (Class S) provided a return of -2.05% during the 6-month period ended September 30, 2022, compared to the return of the Bloomberg 1-3 Year Government/Credit Bond Index of -2.10%. The Fund’s 30-day SEC yield was 2.75% and its 12-month distribution rate was 2.03%.

Factors that Influenced the Fund’s Performance

The primary goal of the Fund is to maintain a high credit quality portfolio with stable principal values, while generating a relatively high level of income. Yields of U.S. Treasury securities were higher across all maturities for the 6-month period causing large price declines across most sectors. The Fund’s strong income advantage was able to partially offset some of the price declines but not all. The Fund reduces interest rate risk by using futures and options on Treasury securities. The use of futures and options was effective in providing stability to the Fund’s net asset value and provided a positive return. The Fund’s U.S. Treasury holdings outperformed the benchmark as the securities held by the Fund were generally inflation protected securities which benefited from higher-than-expected inflation measures. The Fund’s allocation to corporate securities, mortgage-backed securities, and taxable municipal securities underperformed the benchmark due to larger increases in yield relative to U.S. Treasury securities.

Outlook and Positioning

The Federal Reserve had its hands full to start the period with respect to inflation. What previously had been coined ‘transitory’ inflation, had evolved into a much bigger issue than the Fed had previously thought. Inflation had not only become a serious issue domestically but globally as well due to the ongoing war in Ukraine and supply chain disruptions. To combat inflation, the Fed embarked on a restrictive monetary policy which had arguably not been seen in 40 years. The 6-month period started with the Federal Funds upper bound target rate at 0.50% and ended at 3.25%, even higher than the most recent peak of 2.50% prior to the Covid-19 virus taking root. Additionally, credit sensitive sectors saw increased volatility as the Fed began to unwind its nearly $9.0 trillion balance sheet. The Fed will undoubtedly win its war on inflation, but at serious costs to economic activity. The market has begun to price in a recessionary environment, but now is grappling with how long and severe the recession will be.

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years as compared to the performance of the Bloomberg 1-3 Year Government/Credit Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]

The Bloomberg 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

Another headwind for the economy is the rapidly rising mortgage rate. Mortgage rates are over 7% causing housing affordability to be very low. Prepayments across all coupons have slowed and we expect will continue to decrease as housing turnover and refinancings have grinded to a halt.

We have positioned the Fund defensively in terms of credit quality and interest rates. We continue to favor shorter duration securities as we expect the Fed will overshoot and potentially be forced to cut short-term interest rates as early as next year. We focus on a mix of Treasury, agency and credit sectors that provide relatively high levels of income and stable prices.

Bryce A. Doty, CFA	Chris M. Rasmussen, CFA
Senior Portfolio Manager	Mark H. Book, CFA
Portfolio Managers

12	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2022

	Sit Quality
	Income Fund
	Class S	Class Y	Bloomberg 1-3 Year Government/ Credit Index[1]	Lipper Short Investment Grade Bond Index[2]
Six Month	-2.05%	-1.71%	-2.10%	n/a
One Year	-2.09	n/a	-5.07	-5.54%
Five Year	1.30	n/a	0.70	0.97
Since Inception-Class S (12/31/12)	0.94	n/a	0.81	1.11
Since Inception-Class Y (3/31/22)	n/a	-1.71	-2.10	n/a

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

[1]

The Bloomberg 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

[2]	The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

U.S. Treasury / Federal Agency Securities	27.6%
Mortgage Pass-Through Securities	23.0
Corporate Bonds	22.4
Taxable Municipal Bonds	19.2
Collateralized Mortgage Obligations - Non Agency	4.7
Asset-Backed Securities - Non Agency	1.4

Other Net Assets	1.7

Based on net assets as of September 30, 2022.

PORTFOLIO SUMMARY

Class S:
Net Asset Value 9/30/22:	$9.65	Per Share
Net Asset Value 3/31/22:	$9.98	Per Share
Net Assets:	$58.8	Million

Class Y:
Net Asset Value 9/30/22:	$9.66	Per Share
Net Asset Value 3/31/22:[3]	$9.97	Per Share
Net Assets:	$80.6	Million
Average Maturity	8.7	Years
Effective Duration:[4]	1.8	Years

[3]	The inception date of Class Y Shares was March 31, 2022.
[4]	Duration is a measure of estimated price sensitivity relative to changes in interest rates.

Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATING (% of Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

SEPTEMBER 30, 2022	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Asset-Backed Securities - 1.9%
Agency - 0.5%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	426,068	3.02	5/28/35	402,697
Small Business Administration, Series 2006-20D, Class 1	80,732	5.64	4/1/26	80,082
Small Business Administration, Series 2007-20B, Class 1	64,930	5.49	2/1/27	63,734
Small Business Administration, Series 2007-20J, Class 1	127,303	5.57	10/1/27	126,100

				672,613

Non-Agency - 1.4%
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	96,732
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	270,317
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	114,890	3.94	10/25/33	113,124
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	73,922	2.75	1/25/61	72,764
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	143,415	3.63	9/10/25	143,124
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	800,000	3.00	11/25/58	758,635
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	495,052	2.18	2/25/60	458,994

				1,913,690

Total Asset-Backed Securities (cost: $2,754,612)				2,586,303

Collateralized Mortgage Obligations - 13.3%
Agency - 8.6%
FHLMC REMICS, Series 2528, Class KM	384	5.50	11/15/22	384
FHLMC REMICS, Series 3104, Class BY	39,634	5.50	1/15/26	39,846
FHLMC REMICS, Series 3806, Class JA	52,554	3.50	2/15/26	52,133
FHLMC REMICS, Series 3982, Class LA	758,864	2.50	12/15/39	742,810
FHLMC REMICS, Series 4210, Class AD	668,576	4.00	3/15/40	665,866
FHLMC REMICS, Series 4246, Class PT	251,493	6.50	2/15/36	263,925
FHLMC REMICS, Series 4390, Class CA	1,091,470	3.50	6/15/50	1,076,285
FHLMC REMICS, Series 4523, Class VB	3,099,473	3.50	8/15/34	3,084,205
FHLMC REMICS, Series 4759, Class NA	81,028	3.00	8/15/44	79,754
FHLMC REMICS, Series 5252, Class BT	997,375	6.00	9/25/52	1,038,019
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	563,674	7.00	3/25/44	566,173
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	274,994	3.10	8/25/43	257,773
FNMA REMICS, Series 2009-13, Class NX	51	4.50	3/25/24	51
FNMA REMICS, Series 2009-71, Class MB	1,840	4.50	9/25/24	1,837
FNMA REMICS, Series 2011-146, Class LX	1,570,849	3.50	10/25/40	1,534,083
FNMA REMICS, Series 2013-74, Class AD	3,242	2.00	7/25/23	3,224
FNMA REMICS, Series 2017-97, Class DP	26,005	3.50	10/25/46	25,285
FNMA REMICS, Series 2018-25, Class AG	200,421	3.50	4/25/47	192,246
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K723, Class A2	1,217,166	2.45	8/25/23	1,198,094
FRESB Mortgage Trust, Series 2018-SB45, Class A5H [1]	255,060	2.96	11/25/37	254,084
FRESB Mortgage Trust, Series 2018-SB46, Class A5H [1]	623,194	2.89	12/25/37	621,053
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	273,549	4.00	2/25/59	261,661
Vendee Mortgage Trust, Series 1993-1, Class ZB	3,970	7.25	2/15/23	3,978

				11,962,769

Non-Agency - 4.7%
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	576,627	2.50	6/25/51	502,251
JP Morgan Mortgage Trust, Series 2021-13, Class A4 1, [4]	835,074	2.50	4/25/52	717,185
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,514,541	2.50	10/25/51	1,300,730
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	523,789	2.50	11/25/51	450,630
JP Morgan Mortgage Trust, Series 2022-1, Class A11 1, [4]	2,362,091	3.03	7/25/52	2,191,118
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	247,144	4.00	3/25/57	232,615
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	262,640	4.00	4/25/57	249,321
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	89,237	4.58	6/25/57	88,032
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	192,478	4.00	12/25/57	182,989
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	256,520	3.19	1/25/48	248,251

See accompanying notes to financial statements.

14	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	273,482	2.50	11/25/50	248,145
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	251,158	2.50	9/25/50	218,056

				6,629,323

Total Collateralized Mortgage Obligations (cost: $19,666,537)				18,592,092

Corporate Bonds - 22.4%
American Equity Investment Life Holding Co.	1,450,000	5.00	6/15/27	1,376,241
Bank of America Corp. [1]	1,000,000	3.34	5/28/24	980,050
BGC Partners, Inc.	900,000	4.38	12/15/25	840,749
British Airways 2020-1 Class B Pass Through Trust [4]	340,401	8.38	11/15/28	344,208
Brown & Brown, Inc.	600,000	4.20	9/15/24	588,198
Cabot Corp.	680,000	3.40	9/15/26	627,022
Cadence Bank (Subordinated), 3 Mo. Libor + 3.03% [1]	1,200,000	4.75	6/30/29	1,160,404
Canadian Natural Resources, Ltd.	1,000,000	3.85	6/1/27	921,587
CenterState Bank Corp. (Subordinated) [1]	650,000	5.75	6/1/30	639,150
CVS Pass-Through Trust Series 2009 [4]	870,349	8.35	7/10/31	941,230
Delta Air Lines 2015-1 Class AA Pass Through Trust	347,646	3.63	7/30/27	313,282
DTE Energy Co. [14]	577,000	4.22	11/1/24	565,708
Duke Energy Florida Project Finance, LLC	1,172,734	2.54	9/1/29	1,063,629
El Paso Natural Gas Co., LLC	500,000	7.50	11/15/26	532,075
Equinor ASA	224,000	7.15	11/15/25	236,966
F&G Global Funding [4]	900,000	0.90	9/20/24	819,111
F&G Global Funding [4]	600,000	5.15	7/7/25	587,907
Fairfax US, Inc. [4]	600,000	4.88	8/13/24	587,536
First Midwest Bancorp, Inc. (Subordinated)	1,250,000	5.88	9/29/26	1,254,704
First-Citizens Bank & Trust Co. (Subordinated) [1]	1,250,000	4.13	11/13/29	1,177,110
Hyundai Capital America [4]	895,000	2.38	10/15/27	747,783
JetBlue 2019-1 Class B Pass Through Trust	777,354	8.00	11/15/27	762,877
Liberty Mutual Insurance Co. (Subordinated) [4]	500,000	8.50	5/15/25	522,209
M&T Bank Corp. (Subordinated)	450,000	4.00	7/15/24	443,679
Metropolitan Life Insurance Co. (Subordinated) [4]	750,000	7.80	11/1/25	802,095
Minnesota Life Insurance Co. (Subordinated) [4]	925,000	8.25	9/15/25	980,926
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	1,300,000	5.58	12/15/24	1,300,151
Old Republic International Corp.	1,338,000	4.88	10/1/24	1,335,957
Orange & Rockland Utilities, Inc.	700,000	6.50	12/1/27	730,724
Reliant Bancorp, Inc. (Subordinated) [1]	1,250,000	5.13	12/15/29	1,203,061
SC Johnson & Son, Inc. [4]	700,000	6.75	2/15/28	748,382
TIAA FSB Holdings, Inc. (Subordinated)	1,455,000	5.75	7/2/25	1,438,613
Tosco Corp.	740,000	7.80	1/1/27	803,913
Tyco Intl. Finance	1,000,000	3.90	2/14/26	918,906
United Airlines 2014-1 Class A Pass Through Trust	861,758	4.00	4/11/26	787,935
United Financial Bancorp, Inc. (Subordinated)	300,000	5.75	10/1/24	295,234
VeriSign, Inc.	550,000	4.75	7/15/27	529,338
West Loop BC (Subordinated), 3 Mo. Libor + 1.87 [1]	1,300,000	4.00	12/1/27	1,294,640

Total Corporate Bonds (cost: $33,890,871)				31,203,290

Mortgage Pass-Through Securities - 23.0%
Federal Home Loan Mortgage Corporation - 7.4%
Freddie Mac	315,586	2.00	11/1/31	282,714
Freddie Mac	401,548	2.00	8/1/32	360,166
Freddie Mac	2,970,889	2.50	8/1/30	2,759,837
Freddie Mac	47,503	3.00	9/1/27	46,044
Freddie Mac	2,915,000	3.00	4/1/33	2,733,771
Freddie Mac	503,021	3.00	1/1/35	469,010
Freddie Mac	1,416,762	3.00	1/1/36	1,306,113
Freddie Mac	9,215	3.50	7/1/26	8,785

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Freddie Mac	729,032	3.50	8/1/31	695,457
Freddie Mac	272,387	3.50	9/1/32	258,989
Freddie Mac	63,621	4.00	7/1/26	61,845
Freddie Mac	62,950	4.00	1/1/27	61,210
Freddie Mac	680,733	4.00	4/1/29	664,618
Freddie Mac	140,896	4.00	10/1/31	134,560
Freddie Mac	1,879	4.50	7/1/26	1,850
Freddie Mac	301,270	4.50	10/1/34	291,620
Freddie Mac	3,982	5.00	10/1/25	3,914
Freddie Mac	264,735	5.00	5/1/28	259,868

				10,400,371

Federal National Mortgage Association - 13.2%
Fannie Mae	1,189,606	2.35	5/1/23	1,184,581
Fannie Mae	1,462,205	2.50	6/1/31	1,358,159
Fannie Mae	443,421	2.50	2/1/35	403,821
Fannie Mae	70,494	3.00	8/1/28	66,955
Fannie Mae	463,907	3.00	9/1/32	427,797
Fannie Mae	505,042	3.00	4/1/40	440,620
Fannie Mae	1,276,442	3.00	6/1/40	1,157,686
Fannie Mae	144,212	3.50	1/1/26	137,141
Fannie Mae	496,453	3.50	2/1/32	468,459
Fannie Mae	1,192,305	3.50	8/1/33	1,119,062
Fannie Mae	430,749	3.50	5/1/35	404,358
Fannie Mae	467,544	3.50	11/1/38	440,197
Fannie Mae	2,644	4.00	9/1/24	2,564
Fannie Mae	31,076	4.00	6/1/25	30,116
Fannie Mae	8,728	4.00	10/1/31	8,329
Fannie Mae	521,100	4.00	10/1/34	506,332
Fannie Mae	1,855,354	4.00	1/1/39	1,811,582
Fannie Mae	19,518	4.50	4/1/25	19,201
Fannie Mae	2,500,000	4.50	3/1/29	2,458,317
Fannie Mae	121,851	4.50	7/1/31	117,767
Fannie Mae	2,509,117	4.50	4/1/39	2,455,708
Fannie Mae	457,852	5.50	8/1/40	480,206
Fannie Mae	555,198	5.50	2/1/42	574,014
Fannie Mae	2,145,405	6.00	9/1/29	2,180,096

				18,253,068

Government National Mortgage Association - 1.6%
Ginnie Mae, US Treasury + 1.50% [1]	19,673	2.88	4/20/33	19,516
Ginnie Mae, US Treasury + 1.50% [1]	4,492	2.88	4/20/42	4,487
Ginnie Mae	1,904,251	4.00	7/20/26	1,842,720
Ginnie Mae	956	5.00	12/20/23	959
Ginnie Mae	1,270	5.00	9/15/24	1,274
Ginnie Mae	10,017	5.00	6/20/26	10,135
Ginnie Mae	403,658	6.00	7/20/37	433,452

				2,312,543

Other Federal Agency Securities - 0.8%
Small Business Administration Pools, PRIME - 2.50% [1]	290,775	2.25	5/25/43	290,705
Small Business Administration Pools, PRIME + 0.81% [1]	205,295	5.56	3/25/30	218,135
Small Business Administration Pools, PRIME + 0.82% [1]	527,514	5.57	2/25/28	554,141

				1,062,981

Total Mortgage Pass-Through Securities (cost: $34,201,788)				32,028,963

Taxable Municipal Bonds - 19.2%
Anaheim Housing & Public Improvements Authority	1,000,000	2.94	10/1/24	965,270
Borough of Naugatuck CT G.O.	190,000	1.40	9/15/27	161,346

See accompanying notes to financial statements.

16	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
California Municipal Finance Authority	725,000	2.19	11/15/26	657,611
Cape Girardeau School District No. 63	1,000,000	5.35	3/1/27	1,010,813
Charleston County School District	640,000	1.05	9/15/26	597,178
Chino, CA Public Financing Authority	215,000	1.70	9/1/26	190,526
City of Cleveland OH	125,000	1.28	10/1/26	107,870
City of Encinitas CA	500,000	1.45	9/1/27	424,530
City of Kansas MO [9]	1,245,000	3.27	4/1/25	1,195,835
Clark County School District Finance Corp.	1,000,000	5.20	6/1/26	1,019,850
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	4,981
Columbus Metropolitan Housing Authority	1,000,000	1.25	11/1/24	930,590
Commonwealth of Massachusetts	1,500,000	4.11	7/15/31	1,439,010
County of Cook IL	1,200,000	5.79	11/15/29	1,239,876
County of Yamhill OR	455,000	4.50	10/1/30	438,597
District of Columbia [9]	1,000,000	3.85	2/28/25	960,630
Duluth Independent School District No. 709	250,000	2.00	2/1/24	242,028
Florida Capital Projects Finance Authority	800,000	4.00	10/1/24	768,120
Jersey City, NJ G.O.	335,000	1.13	9/1/26	289,185
Kansas City Industrial Development Authority	500,000	1.75	3/1/26	452,390
Kentucky Higher Education Student Loan Corp.	1,000,000	2.52	6/1/35	879,340
Louisiana Local Government Environmental Facilities & Community Development Authority	1,500,000	3.62	2/1/29	1,454,550
Maryland Community Development Administration	315,000	3.95	3/1/27	303,326
Maryland Community Development Administration	500,000	4.40	3/1/53	483,950
Massachusetts Educational Financing Authority	120,000	4.00	1/1/32	114,713
Massachusetts Educational Financing Authority	205,000	4.41	7/1/34	199,965
Massachusetts Educational Financing Authority	1,000,000	2.64	7/1/37	882,100
Michigan State Housing Development Authority	500,000	2.90	6/1/52	464,865
Minnesota Housing Finance Agency	275,000	4.17	1/1/25	271,780
Mount Diablo Unified School District	1,000,000	5.55	8/1/27	1,017,794
New Hampshire Housing Finance Authority	45,000	4.00	7/1/35	44,992
New Mexico Educational Assistance Foundation	1,000,000	2.11	9/1/51	944,430
New York Liberty Development Corp. [9]	450,000	1.41	11/15/26	391,486
North Dakota Housing Finance Agency	565,000	2.86	7/1/24	548,078
Oklahoma Development Finance Authority	500,000	3.88	5/1/37	477,985
Oklahoma Development Finance Authority	1,000,000	4.14	12/1/33	964,540
Redondo Beach Community Financing Authority [9]	750,000	1.60	5/1/27	640,898
South Dakota Housing Development Authority	1,000,000	5.46	5/1/53	1,004,220
St. Charles Parish School District No. 1	250,000	2.00	3/1/27	223,045
State Public School Building Authority	1,000,000	5.00	9/15/27	1,001,800
Tennessee Housing Development Agency	10,000	3.50	7/1/31	9,958
Warm Springs Reservation Confederated Tribe [4]	760,000	2.02	11/1/25	699,185
Wisconsin Housing & Economic Development Authority [8]	335,000	3.50	3/1/46	330,216
Zachary Community School District No. 1	285,000	2.00	3/1/27	254,796

Total Taxable Municipal Bonds (cost: $28,291,136)				26,704,248

U.S. Treasury / Federal Agency Securities - 18.5%
Federal Agency Issues - 10.4%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	3.56	3/9/23	250,163
Federal Home Loan Banks	1,100,000	4.00	8/28/25	1,085,082
Federal Home Loan Banks	2,800,000	4.13	8/28/25	2,773,602
Federal Home Loan Mortgage Corp.	3,000,000	4.05	7/21/25	2,959,000
Federal Home Loan Mortgage Corp.	4,200,000	4.63	9/29/25	4,206,518
Federal National Mortgage Association	2,800,000	4.13	8/28/25	2,763,352
U.S. Department of Housing and Urban Development	530,000	4.28	8/1/27	530,069

				14,567,786

U.S. Treasury - 8.1%
U.S. Treasury Bill [6]	2,900,000	2.33	10/27/22	2,895,153

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
U.S. Treasury Bill [6]	7,200,000	3.86	9/7/23	6,940,462
U.S. Treasury Notes	1,550,000	0.50	3/31/25	1,414,375

				11,249,990

Total U.S. Treasury / Federal Agency Securities (cost: $25,962,058)				25,817,776

Name of Issuer	Quantity	Fair Value ($)
Short-Term Securities - 6.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.74 (cost: $8,843,609)	8,843,609	8,843,609

Total Investments in Securities - 104.6% (cost: $153,610,611)		145,776,281

Other Assets and Liabilities, net - (4.6)%		(6,423,085)

Net Assets - 100.0%		$139,353,196

[1]

Variable rate security. Rate disclosed is as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2022 was $17,143,563 and represented 12.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2022, 0.2% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2022 was $3,188,849 and represented 2.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2022.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2022 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	189	December 2022	(20,318,976)	407,226

[10]	The amount of $400,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2022.

See accompanying notes to financial statements.

18	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Asset-Backed Securities	—	2,586,303	—	2,586,303
Collateralized Mortgage Obligations	—	18,592,092	—	18,592,092
Corporate Bonds	—	31,203,290	—	31,203,290
Mortgage Pass-Through Securities	—	32,028,963	—	32,028,963
Taxable Municipal Bonds	—	26,704,248	—	26,704,248
U.S. Treasury / Federal Agency Securities	—	25,817,776	—	25,817,776
Short-Term Securities	8,843,609	—	—	8,843,609
Futures	407,226	—	—	407,226

Total:	9,250,835	136,932,672	—	146,183,507

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	19

Sit Tax-Free Income Fund - Class S and Class Y

OBJECTIVE & STRATEGY

The objective of the Sit Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities. Such municipal securities generate interest income that is exempt from both federal regular income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

Fund Performance

The Sit Tax-Free Income Fund (Class S) provided a return of -8.60% during the 6-month period ended September 30, 2022, compared to the return of the Bloomberg 5-Year Municipal Bond Index of -3.12%. The Fund’s 30-day SEC yield was 3.37%, and its 12-month distribution rate was 2.88%.

Factors that Influenced the Fund’s Performance

Interest rates in general and yields on tax-exempt bonds in particular increased dramatically during the period. Specifically, Municipal Market Data (MMD) AAA General Obligation yields rose by roughly 110 to 140 basis points. Moreover, shorter-term and longer-term bond yields increased more than intermediate-term bond yields. Longer duration bonds performed worst during the period. In addition, lower coupon bond performance was worse than higher coupon bond performance, as the duration of lower coupon bonds increased markedly when their market prices fell below par. Tax-exempt mutual funds experienced heavy outflows during the period and have already reached a record in dollar terms during 2022. Municipal issuance was also down, and the comparable 6-month period was the lightest since 2019. Credit spreads widened during the period.

The Fund was hurt by its barbelled positioning, as the Fund’s longer duration bonds dramatically underperformed during the six-month period. However, the Funds’ interest rate hedge in U.S. Treasury Futures partially offset the negative impact of the barbell. The Fund was also negatively impacted by a significant concentration of lower coupon bonds in the portfolio. The non-rated bonds in the portfolio outperformed the rated bonds in the portfolio, likely due to higher coupons, but both segments underperformed the benchmark return. Most of the industry groups in the Fund contributed negatively to performance, especially the Fund’s positions in multi-family mortgage revenue bonds, single family mortgage revenue bonds, other revenue bonds, education/student loan revenue bonds, and closed-end funds. Conversely, the Fund’s small weighting in escrowed to maturity/pre-refunded bonds contributed favorably to performance.

Outlook and Positioning

Municipal credit remains strong in general, and the volatility experienced thus far in 2022 has almost exclusively been interest rate driven. We are mindful that the economy is experiencing stubbornly high inflation, and some municipal issuers, particularly healthcare and senior living issuers, are experiencing significant increases in operating costs. Moreover, income tax collections may be down in some states next year, especially from capital gains. Although we are watching credits and industries for negative trends, we are confident that the vast majority of municipal credits remain fundamentally strong.

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years as compared to the performance of the Bloomberg 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]

The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Bloomberg Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

The Fund emphasizes income as the primary driver of return over the long run and maintains a significant yield advantage over the benchmark. We continue to hedge the Fund’s duration with U.S. Treasury Futures, although the cost of hedging has increased this year. We are organically shortening the Fund’s duration and may reduce or eliminate the hedge if our interest rate outlook changes. The Fund’s longer than benchmark duration, position in non-rated issues, emphasis on revenue bonds, and focus on bond structures with attractive prepayment characteristics all contribute to this yield advantage. The Fund remains diversified on both an issuer and a geographic basis to manage credit risk. This year has been challenging, but we believe our actions to reposition the portfolio and its yield advantage over the benchmark have positioned it to achieve attractive risk-adjusted returns in the future.

Paul J. Jungquist, CFA	Todd S. Emerson, CFA
Senior Portfolio Manager	Kevin P. O’Brien, CFA
Portfolio Managers

20	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2022

	Sit Tax-Free Income Fund
	Class S	Class Y	Bloomberg 5-Year Muni Bond Index[1]	Lipper General Muni Bond Fund Index[2]
Six Month	-8.60%	-8.49%	-3.12%	n/a
One Year	-14.31	-14.10	-8.03	-13.31%
Five Year	0.04	n/a	0.48	0.43
Ten Year	2.01	n/a	1.20	1.82
Since Inception-Class S (9/29/88)	4.47	n/a	4.38	4.83
Since Inception-Class Y (6/1/21)	n/a	-10.71	-5.97	-10.20

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

[1]

The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Bloomberg Municipal Bond Index, unmanaged rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

[2]	The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Multifamily Mortgage	24.4%
Single Family Mortgage	22.6
Other Revenue Bonds	16.3
Education/Student Loan	6.3
Sectors less than 5%	19.1
Cash & Other Net Assets	11.3

Based on net assets as of September 30, 2022.

PORTFOLIO SUMMARY

Class S:
Net Asset Value 9/30/22:	$8.28	Per Share
Net Asset Value 3/31/22:	$9.20	Per Share
Net Assets:	$145.5	Million
Class Y:
Net Asset Value 9/30/22:	$8.28	Per Share
Net Asset Value 3/31/22:	$9.20	Per Share
Net Assets:	$112.5	Million

Average Maturity	17.5	Years
Effective Duration:[3]	4.2	Years

[3]

Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities
AA	0.2%
A	0.2
BBB	1.8
BB	20.9
<BB	4.2

Total	27.3%

SEPTEMBER 30, 2022	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 84.9%
Alabama - 0.3%
Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	367,890
Stadium Trace Village Improvement District Rev.	485,000	3.63	3/1/36	363,959

				731,849

Alaska - 0.2%
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	5,000
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,203
AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	247,266

				502,469

Arizona - 0.8%
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	6.75	7/1/30	712,245
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	100,000	5.50	7/1/31	86,405
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	7.75	7/1/50	723,428
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	200,000	6.00	7/1/51	153,768
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	380,000	4.70	10/1/24	367,680

				2,043,526

Arkansas - 0.1%
Mountain Home City Sales & Use Tax Rev.	490,000	2.00	9/1/38	326,350

California - 4.2%
CA Health Facs. Financing Auth. Rev. (On Lok Senior Health Services)	500,000	5.00	8/1/50	496,515
CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	190,060
CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	302,473
CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	500,000	5.00	11/15/46	416,670
CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	250,000	5.00	11/15/56	199,652
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	5.80	8/1/35	1,094,200
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	608,060
Healdsburg Unified School District G.O. [6]	1,250,000	4.60	8/1/37	1,270,450
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	273,063
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,090,870
Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	263,165
Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	406,245
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	668,538
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	2.64	6/1/39	428,965
San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	404,832
Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	245,000	6.50	12/1/37	265,862
Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	205,000	6.50	12/1/37	224,791
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	553,746
Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,098,090
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	571,735

				10,827,982

Colorado - 3.7%
Baseline Metropolitan District No. 1 G.O.	280,000	5.00	12/1/51	228,474
Brighton Crossing Metropolitan District No. 6 G.O.	515,000	5.00	12/1/40	453,277
Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	326,599
Chambers Highpoint Metropolitan District No. 2 G.O.	515,000	5.00	12/1/41	447,499

See accompanying notes to financial statements.

22	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,193
CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	352,128
CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	339,084
CO Health Facs. Auth. Rev. (Aberdeen Ridge)	850,000	5.00	5/15/58	637,662
CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	602,647
Colliers Hill Metro District No. 2 G.O.	600,000	6.00	12/15/47	481,284
Crossroads Metropolitan District No. 1 G.O.	500,000	6.50	12/1/51	455,535
Denver City & County Housing Auth. Rev. (Sustainability Bonds - Thrive Proj.)	500,000	2.05	2/1/39	341,780
Green Valley Ranch East Metropolitan District No. 6 G.O.	1,000,000	5.88	12/1/50	885,690
Haskins Station Metropolitan District G.O.	500,000	5.00	12/1/49	425,670
Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	446,285
Raindance Metropolitan District No. 2 G.O.	330,000	5.00	12/1/39	301,386
Reunion Metropolitan District Rev.	600,000	3.63	12/1/44	408,882
Rudolph Farms Metropolitan District No. 6 G.O.	500,000	6.50	6/1/52	463,600
Sky Ranch Community Auth. Board Rev.	500,000	5.75	12/1/52	443,455
Thompson Crossing Metropolitan District No. 4 G.O.	500,000	5.00	12/1/49	431,740
Tree Farm Metropolitan District G.O. [4]	500,000	4.50	12/1/41	380,895
Windler Public Improvement Auth. Rev.	500,000	4.00	12/1/41	342,215

				9,445,980

Connecticut - 0.6%
CT Health & Educational Facs. Auth. Rev. [4]	250,000	3.25	1/1/27	236,470
CT Health & Educational Facs. Auth. Rev. [4]	250,000	5.00	1/1/55	223,615
CT Hsg. Finance Auth. Rev.	100,000	3.88	11/15/35	97,158
CT Hsg. Finance Auth. Rev.	865,000	2.55	6/15/46	610,275
Steel Point Infrastructure Improvement District Rev. (Steelpointe Harbor Proj.) [4]	350,000	4.00	4/1/51	269,496

				1,437,014

District of Columbia - 0.6%
District of Columbia Hsg. Finance Agency Rev. (FHA Insured)	1,500,000	2.50	3/1/42	1,033,260
District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	540,102

				1,573,362

Florida - 14.0%
Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	351,477
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	150,000	6.25	5/1/35	153,696
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	513,430
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	300,000	5.63	2/1/45	308,298
Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	176,000
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	65,000
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) 2, [5]	250,000	7.00	4/1/35	181,875
Celebration Pointe Community Dev. District Special Assessment Rev. [4]	240,000	5.00	5/1/32	240,058
CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	390,155
Cobblestone Community Dev. District Special Assessment [4]	630,000	4.20	5/1/42	541,391
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	250,000	7.25	5/15/26	160,000
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	750,000	8.13	5/15/44	480,000
Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	471,190
Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	310,332
Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	420,000	3.75	10/1/49	408,278

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
FL Dev. Finance Corp. Rev. (Discovery High School Proj.) [4]	500,000	5.00	6/1/40	444,965
FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) [4]	650,000	7.38	1/1/49	560,014
FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) 1, [4]	500,000	7.25	7/1/57	488,020
FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	439,695
FL Dev. Finance Corp. Rev. (Mayflower Retirement Community) [4]	330,000	2.38	6/1/27	291,730
FL Dev. Finance Corp. Rev. (The Glenride on Palmer Ranch Proj.)	650,000	5.00	6/1/51	516,873
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	319,000	4.20	1/1/45	316,346
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	790,000	5.05	7/1/47	789,139
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	255,000	3.30	7/1/49	245,488
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	745,000	2.75	7/1/50	598,533
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,405,000	2.30	1/1/52	872,927
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.55	7/1/52	452,790
FRERC Community Dev. District Special Assessment	1,000,000	5.38	11/1/40	935,250
Gramercy Farms Community Dev. District Special Assessment [6]	300,000	3.24	5/1/39	156,000
Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	494,506
Harbor Bay Community Dev. District Special Assessment	295,000	4.10	5/1/48	240,266
Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	199,570
Hyde Park Community Dev. District No. 1 Special Assessment	500,000	4.00	5/1/52	387,415
Lake Co. Retirement Project. Rev. (Lakeside at Waterman Village Proj.)	500,000	5.75	8/15/50	428,655
Lakes of Sarasota Community Dev. District Special Assessment	300,000	3.88	5/1/31	270,780
Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	456,040
Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	211,239
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	100,000	4.25	5/1/25	99,496
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	520,000	3.75	5/1/40	413,920
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	496,173
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	100,000	6.70	5/1/33	100,861
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	298,776
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	393,572
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	430,000	3.00	5/1/41	311,948
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	391,460
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	292,161
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	550,000	5.30	5/1/39	543,999
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	485,000	3.75	5/1/40	386,623
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	490,000	3.10	5/1/41	348,253
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	313,181
Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	340,000	4.50	5/1/49	293,978
Laurel Road Community Dev. District Special Assessment	700,000	3.13	5/1/31	590,093
LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	428,375
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	246,527
Meadow View at Twin Creeks Community Dev. District Special Assessment	225,000	3.75	5/1/52	163,089
Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	189,988
New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2
North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	550,000	4.20	5/1/35	495,896
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	504,410
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	250,192
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	556,204

See accompanying notes to financial statements.

24	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	507,995
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	259,240
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	220,000	4.00	9/1/48	217,455
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	261,880
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	507,765
Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	483,270
Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	339,225
Palm Beach Co. Health Facs. Auth. Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton)	500,000	4.00	6/1/41	390,500
Palm Coast Park Community Dev. District Special Assessment	500,000	4.00	5/1/52	388,600
Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	399,615
Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	210,886
Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	472,305
Pompano Beach Rev. (John Knox Village Proj.)	1,000,000	5.00	9/1/44	970,160
River Landing Community Dev. District Special Assessment	440,000	4.25	11/1/35	387,297
Rolling Hills Community Dev. District Special Assessment	250,000	3.65	5/1/32	209,750
Sandridge Community Dev. District Special Assessment	500,000	3.88	5/1/41	394,750
Sawyers Landing Community Dev. District Special Assessment Rev.	590,000	3.25	5/1/26	550,517
Sawyers Landing Community Dev. District Special Assessment Rev.	500,000	4.13	5/1/41	429,440
Sawyers Landing Community Dev. District Special Assessment Rev.	1,250,000	4.25	5/1/53	1,015,375
Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/30	470,335
Southern Groves Community Dev. District No. 5 Special Assessment	285,000	4.00	5/1/48	226,663
St. Johns Co. Industrial Dev. Auth. Rev. (Presbyterian Retirement Communities Obligated Group Proj.)	1,000,000	4.00	8/1/55	816,840
Sunbridge Stewardship District Special Assessment (Weslyn Park Proj.)	350,000	5.20	5/1/42	322,521
Tolomato Community Dev. District Special Assessment	500,000	4.25	5/1/37	453,920
Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	95,631
Tradition Community Dev. District No. 9 Special Assessment	645,000	4.00	5/1/52	500,172
Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	296,277
Trout Creek Community Dev. District Special Assessment	250,000	4.00	5/1/40	212,903
University Park Recreation District Special Assessment (BAM Insured)	750,000	3.50	5/1/50	578,437
Viera Stewardship District Special Assessment	250,000	4.00	5/1/53	193,223
Windward at Lakewood Ranch Community Dev. District Special Assessment	450,000	4.25	5/1/52	365,467
Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	241,627
Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	189,000

				36,015,640

Georgia - 2.5%
Burke Co. Dev. Auth. Rev. (Georgia Transmission Corp. Vogtle Proj.) [14]	740,000	2.75	1/1/52	454,819
Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	347,847
Cobb Co. Dev. Auth. Rev. (Presbyterian Village Proj.) [4]	650,000	5.00	12/1/39	559,026
Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	511,325
GA Housing & Finance Authority Rev.	425,000	3.80	12/1/37	398,319
GA Housing & Finance Authority Rev.	90,000	3.85	12/1/38	87,591
GA Housing & Finance Authority Rev.	355,000	3.80	12/1/40	346,157
GA Housing & Finance Authority Rev.	595,000	3.85	12/1/41	541,045
GA Housing & Finance Authority Rev.	900,000	3.50	12/1/46	733,239
GA Housing & Finance Authority Rev.	490,000	4.00	12/1/48	478,152

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	500,485
Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	574,720
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	513,355
Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	329,714

				6,375,794

Idaho - 0.5%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	92,046
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	245,076
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	4.00	10/1/33	205,585
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	358,850
Spring Valley Community Infrastructure District. No. 1 Special Assessment [4]	500,000	3.75	9/1/51	351,170

				1,252,727

Illinois - 4.5%
Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	988,180
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	495,980
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	517,475
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	501,255
Chicago O’Hare International Airport Rev. (Senior Lien)	500,000	5.50	1/1/53	522,035
IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	512,738
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	452,600
IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,079,790
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	470,500
IL Fin. Auth. Rev. (Lifespace Communities)	1,000,000	5.00	5/15/45	882,670
IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	100,000	5.00	2/1/24	100,058
IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	443,355
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	630,020
IL G.O.	250,000	5.50	7/1/33	251,192
IL Housing Dev. Auth. Rev.	500,000	5.38	12/1/28	504,630
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	190,000	4.00	10/1/48	188,193
IL Rev.	500,000	5.00	6/15/33	512,405
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,022,450
Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	343,951
Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	480,250
Richton Park Public Library District G.O.	250,000	4.50	12/15/32	250,515
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2]	325,000	7.00	10/1/34	48,750
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	140,000	4.00	12/1/22	139,765
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	228,227

				11,566,984

Indiana - 1.1%
IN Finance Auth. Rev. (BHI Senior Living)	500,000	4.00	11/15/41	392,915
IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	794,421
IN Finance Auth. Rev. (BHI Senior Living)	170,000	5.25	11/15/46	163,254
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	361,757
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	422,810
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	257,514

See accompanying notes to financial statements.

26	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	352,604

				2,745,275

Iowa - 1.1%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	604,942
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	489,516
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	750,000	5.00	5/15/48	646,807
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	339,225
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	355,095
IA Higher Education Loan Auth. Rev. (Simpson College Proj.)	500,000	5.00	11/1/30	484,485

				2,920,070

Kansas - 0.2%
Wyandotte County Unified Government (Village East Proj.) [4]	500,000	5.25	9/1/35	464,990

Louisiana - 1.9%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	8,215	5.00	11/1/40	7,969
LA Hsg. Corp. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	750,000	2.55	12/1/46	495,195
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	425,000	2.50	12/1/45	365,436
LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	493,210
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	498,055
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	300,441
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	406,060
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	292,530
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	4.00	11/1/44	372,060
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	402,420
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	750,000	4.00	11/1/46	534,758
LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	303,366
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	520,000	2.65	2/15/36	511,831

				4,983,331

Maine - 0.1%
ME State Hsg. Auth. Rev.	310,000	3.85	11/15/40	302,854

Maryland - 0.3%
MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	335,995
MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	311,129
Montgomery Co. Housing Opportunities Commission Rev.	245,000	4.00	7/1/38	217,611

				864,735

Massachusetts - 2.9%
MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,418,560
MA Dev. Finance Agy. Rev. (FNMA Collateralized)	1,500,000	2.30	1/1/42	1,063,035
MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	305,697
MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	390,160
MA Education Finance Auth. Education Rev.	90,000	3.63	7/1/34	85,822
MA Education Finance Auth. Education Rev.	185,000	2.63	7/1/36	160,824
MA Education Finance Auth. Education Rev.	875,000	3.75	7/1/48	669,436
MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	642,600
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	249,870
MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	462,980
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	430,420

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	736,281
Northbridge Municipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/15/25	500,295
Rowley Land Acquisition Loan G.O. (AGM Insured)	360,000	4.00	5/1/27	360,213

				7,476,193

Michigan - 3.8%
Chandler Park Academy Rev.	40,000	5.00	11/1/22	39,991
City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	277,887
City of Kalamazoo Economic Dev. Corp. Rev. (Revel Creek Proj.)	500,000	5.00	5/15/43	424,490
MI Finance Auth. Rev. (Holly Academy Proj.)	500,000	3.00	12/1/31	404,995
MI Finance Auth. Rev. (Madison Academy Proj.)	350,000	4.25	12/1/39	264,180
MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	475,080
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	257,049
MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	652,110
MI Hsg. Dev. Auth. Rev.	500,000	3.35	10/1/49	377,400
MI Hsg. Dev. Auth. Rev.	415,000	3.15	6/1/50	385,460
MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,310,660
MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,099,825
MI Hsg. Dev. Auth. Rev.	1,750,000	3.50	10/1/54	1,314,215
MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	235,000	6.35	11/1/28	235,052
MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	352,385
Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	165,137
Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	135,097
Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	256,027
Universal Academy Michigan Public School Rev.	350,000	4.00	12/1/40	294,438

				9,721,478

Minnesota - 0.1%
Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	273,353

Mississippi - 0.8%
MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	872,510
MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	500,000	3.63	11/1/36	388,590
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.55	6/1/42	712,700
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	180,000	4.00	12/1/43	178,610

				2,152,410

Missouri - 1.1%
Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	225,000	3.50	11/1/40	182,491
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	118,010	2.00	11/15/46	5,577
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.)	264,421	5.00	11/15/46	198,281
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	775,000	4.00	2/1/42	615,629
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	748,560
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	375,000	3.80	11/1/48	363,840
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	310,000	3.35	11/1/49	269,917
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	445,000	2.50	5/1/50	293,180
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	355,000	2.40	11/1/51	283,052

				2,960,527

Montana - 0.4%
MT Board of Housing Single Family Rev.	70,000	4.00	12/1/38	68,970

See accompanying notes to financial statements.

28	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
MT Board of Housing Single Family Rev.	475,000	2.40	12/1/45	308,569
MT Board of Housing Single Family Rev.	500,000	4.55	6/1/52	451,320
MT Board of Housing Single Family Rev. (BRD Insured)	240,000	4.00	6/1/45	236,638

				1,065,497

Nebraska - 0.0%
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	17,015
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	80,000	3.05	9/1/42	77,307

				94,322

Nevada - 1.0%
City of Las Vegas Special Improvement District No. 815	500,000	5.00	12/1/49	460,955
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	340,000	5.00	12/1/37	339,136
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	496,208
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.35	10/1/49	437,157
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	3.40	10/1/49	476,486
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	323,487

				2,533,429

New Hampshire - 0.2%
NH Hsg. Fin. Auth. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	618,933

New Jersey - 3.4%
NJ Economic Dev. Auth. Rev. [9]	500,000	4.00	6/15/50	412,830
NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	236,170
NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	495,060
NJ Higher Education Student Assistance Auth. Rev.	1,055,000	3.50	12/1/39	966,401
NJ Higher Education Student Assistance Auth. Rev.	1,000,000	4.25	12/1/50	824,900
NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	529,920
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	795,000	3.75	10/1/35	749,343
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	2,000,000	4.50	10/1/42	1,938,580
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	750,000	2.30	10/1/46	494,775
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	400,000	4.50	10/1/48	399,680
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	435,000	4.00	4/1/49	365,426
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	855,000	2.45	10/1/50	596,072
NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	505,430
Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	276,162

				8,790,749

New Mexico - 2.2%
Las Vegas NM Gross Receipts Tax Rev.	410,000	4.00	6/1/28	410,197
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	315,000	3.85	7/1/43	303,276
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.85	7/1/43	477,520
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	260,000	3.80	9/1/46	251,787
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.95	9/1/47	839,140
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	510,000	4.00	7/1/48	481,603
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	720,000	3.35	7/1/49	548,575
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	305,000	4.00	7/1/49	294,779
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	465,000	3.00	7/1/50	335,879
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	316,364
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	980,000	2.63	7/1/51	645,536

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	29

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	2.80	9/1/52	645,559

				5,550,215

New York - 5.1%
Brookhaven Local Dev. Corp. Rev. (Jefferson’s Ferry Proj.)	675,000	4.00	11/1/45	556,578
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,199
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	265,389
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	253,908
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.63	8/1/45	331,040
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	408,590
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.80	2/1/50	317,115
New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	2.60	11/1/56	582,210
New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	2.80	11/1/60	598,880
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	755,670
New York Transportation Dev. Corp. Rev. (Laguardia Airport Proj.)	750,000	4.00	10/1/30	702,960
NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	660,000	4.00	1/1/30	576,609
NY Mortgage Agency Rev.	905,000	3.80	10/1/48	837,632
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	303,213
NY State Housing Finance Agency Rev.	500,000	2.85	11/1/51	334,145
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	519,967
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	451,240
NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	230,797
NY State Mortgage Agency Rev.	580,000	2.20	4/1/36	430,256
NY State Mortgage Agency Rev.	1,000,000	2.45	10/1/45	637,420
NY State Mortgage Agency Rev.	980,000	2.50	10/1/46	621,212
NY State Mortgage Agency Rev.	1,490,000	3.30	10/1/47	1,122,611
NY State Mortgage Agency Rev.	1,625,000	2.55	4/1/50	994,305
Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	3.60	7/1/29	307,464
Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	5.00	7/1/46	278,331
Western Regional Off-Track Betting Corp. Rev. [4]	500,000	4.13	12/1/41	368,255

				13,135,996

North Carolina - 1.3%
Mecklenburg Co. Rev. (Little Rock Apts)	495,000	5.38	1/1/36	495,649
NC Education Assistance Auth. Senior Bond-Student Loan Rev.	255,000	3.13	6/1/39	223,140
NC Housing Finance Agency Rev.	180,000	3.95	1/1/41	175,631
NC Housing Finance Agency Rev.	515,000	4.00	7/1/47	510,484
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.60	1/1/46	815,450
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	95,000	4.00	1/1/48	91,197
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	695,000	3.63	7/1/49	557,640
NC Medical Care Comm. Rev. (Salemtowne Proj.)	400,000	5.00	10/1/38	369,684

				3,238,875

North Dakota - 0.7%
ND Housing Finance Agency Rev.	175,000	3.85	1/1/42	172,030
ND Housing Finance Agency Rev.	500,000	3.65	7/1/42	419,825
ND Housing Finance Agency Rev.	980,000	2.50	7/1/44	678,885
ND Housing Finance Agency Rev.	500,000	4.00	1/1/53	488,580

				1,759,320

See accompanying notes to financial statements.

30	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Ohio - 3.0%
Cleveland-Cuyahoga County Port Auth. Rev. (Cleveland Museum of Natural History Proj.)	500,000	4.00	7/1/46	423,430
Cleveland-Cuyahoga County Port Auth. Tax Allocation (Flats East Bank Proj.) [4]	500,000	4.50	12/1/55	378,150
Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	840,000	4.00	5/15/49	729,767
Franklin Co. Health Care Facs. Rev. (Ohio Living Communities)	1,000,000	4.00	7/1/45	820,120
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) 2, [4,5]	250,000	6.50	12/1/37	75,000
Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	505,080
OH Housing Finance Agency Rev.	1,835,000	2.45	9/1/51	1,189,172
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	200,000	4.05	3/1/37	193,572
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	255,000	3.35	9/1/39	245,149
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,990,000	2.85	9/1/46	1,400,463
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.55	9/1/47	457,435
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	4.00	9/1/48	339,699
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	320,000	4.00	3/1/49	306,627
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	980,000	2.75	9/1/51	646,486

				7,710,150

Oregon - 1.5%
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	324,236
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	130,000	3.80	7/1/34	126,602
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	260,000	4.00	7/1/38	237,011
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	3.70	1/1/42	424,130
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	338,490
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	659,020
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	280,000	3.75	7/1/48	269,755
OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	932,730
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	500,000	5.13	7/1/55	404,355
Yamhill County Hospital Auth. Rev. (Friendsview)	350,000	5.00	11/15/56	271,306

				3,987,635

Pennsylvania - 1.8%
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	3.21	10/1/34	438,709
Chester Co. Health & Education Fac. Auth. Rev. (The Devereux Foundation)	475,000	3.00	11/1/30	426,783
Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	100,000	4.00	10/15/22	99,987
PA Higher Educational Assistance Agy. Rev.	455,000	2.63	6/1/42	345,472
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	241,055
PA Hsg. Finance Agy. Rev.	500,000	3.00	10/1/46	353,750
PA Hsg. Finance Agy. Rev.	95,000	4.00	10/1/46	94,368
PA Hsg. Finance Agy. Rev.	1,000,000	2.55	10/1/51	607,060
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,289,550
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	350,623
West Cornwall Township Municipal Auth. Rev. (Lebanon Valley Brethren Home Proj.)	525,000	4.00	11/15/46	428,353

				4,675,710

Rhode Island - 0.3%
RI Hsg. & Mortgage Finance Corp. Rev.	500,000	2.80	4/1/45	349,170
RI Student Loan Auth. Rev.	595,000	3.63	12/1/37	548,055

				897,225

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	31

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
South Carolina - 1.0%
Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	311,112
SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	342,830
SC Jobs-Economic Dev. Auth. Rev. (Kiawah Life Plan Village, Inc. Proj.) [4]	500,000	8.75	7/1/25	503,420
SC Public Service Auth. Rev.	250,000	5.00	12/1/38	250,350
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	514,480
SC State Hsg. Finance & Dev. Auth. Rev.	460,000	3.05	7/1/45	335,312
SC State Hsg. Finance & Dev. Auth. Rev.	500,000	4.40	7/1/52	438,810

				2,696,314

South Dakota - 0.5%
SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	504,260
SD Housing Dev. Auth. Rev.	1,000,000	2.50	11/1/42	707,840

				1,212,100

Tennessee - 3.2%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) 2, [4,5]	500,000	6.50	6/1/27	135,000
Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	707,802
Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	299,541
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	18
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	79
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16
Shelby Co. Health, Education & Hsg. Facs. Rev. (The Farms at Bailey Station Proj.)	650,000	5.50	10/1/39	591,175
TN Hsg. Dev. Agency Rev.	435,000	2.55	7/1/46	295,569
TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	728,955
TN Hsg. Dev. Agency. Rev.	225,000	3.60	1/1/31	217,105
TN Hsg. Dev. Agency. Rev.	175,000	3.88	7/1/35	167,237
TN Hsg. Dev. Agency. Rev.	95,000	3.95	7/1/35	93,127
TN Hsg. Dev. Agency. Rev.	135,000	4.00	7/1/39	133,858
TN Hsg. Dev. Agency. Rev.	260,000	3.85	7/1/42	248,945
TN Hsg. Dev. Agency. Rev.	240,000	3.90	7/1/42	229,603
TN Hsg. Dev. Agency. Rev.	605,000	4.00	7/1/44	593,039
TN Hsg. Dev. Agency. Rev.	870,000	2.55	1/1/45	603,058
TN Hsg. Dev. Agency. Rev.	1,500,000	2.38	7/1/46	974,415
TN Hsg. Dev. Agency. Rev.	630,000	3.95	1/1/49	604,794
TN Hsg. Dev. Agency. Rev.	875,000	4.05	1/1/49	856,187
TN Hsg. Dev. Agency. Rev.	1,000,000	2.50	7/1/51	655,670

				8,135,193

Texas - 5.7%
Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	428,182
Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	709,990
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	505,335
Danbury Higher Education Auth. Education Rev. (Golden Rule Schools)	650,000	5.13	8/15/49	604,071
Edinburg Economic Dev. Corp. Rev.	225,000	3.00	8/15/31	186,082
Edinburg Economic Dev. Corp. Rev.	500,000	3.25	8/15/41	362,300
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	452,525
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	260,000	4.00	7/1/23	143,000
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	460,000	4.00	7/1/26	253,000

See accompanying notes to financial statements.

32	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
New Hope Cultural Education Facs. Corp. Rev. (Beta Academy) [4]	425,000	5.00	8/15/39	394,311
New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	452,505
New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes, Inc. Proj.)	250,000	5.50	1/1/35	225,760
New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	504,581	2.00	11/15/61	244,192
New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	670,000	5.00	8/15/51	598,230
New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	295,830
New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	538,440
New Hope Cultural Education Facs. Finance Corp. Rev. (Westminster Proj.)	500,000	4.00	11/1/49	385,695
New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	5.50	10/1/27	483,500
New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	6.50	10/1/33	478,465
North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [5]	204,000	5.38	2/15/25	132,600
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	270,683
San Antonio Education Facs. Corp. Rev. (Hallmark University Proj.)	290,000	5.00	10/1/41	245,734
Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	501,580
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	508,075
TX Department of Housing & Community Affairs (GNMA Collateralized)	335,000	4.13	9/1/38	329,168
TX Department of Housing & Community Affairs (GNMA Collateralized)	975,000	3.63	9/1/44	860,945
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	366,625
TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	658,886
TX Department of Housing & Community Affairs (GNMA Collateralized)	2,500,000	3.13	1/1/52	1,755,575
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.50	9/1/52	523,920
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	514,110
TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	355,000	4.00	3/1/50	352,355

				14,761,669

Utah - 1.0%
Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	352,605
Military Installation Dev. Auth. Rev.	400,000	4.00	6/1/41	304,856
Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	691,840
UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	515,000	3.50	12/15/31	419,864
UT Hospital Auth. Rev. (IHC Health Services, Inc.)	500,000	5.00	5/15/45	500,650
UT Hsg. Corp. Single Family Mtg. Rev.	15,000	5.75	1/1/33	15,016
UT Hsg. Corp. Single Family Mtg. Rev.	25,000	4.60	7/1/34	25,006
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	185,000	4.00	1/1/36	182,743

				2,492,580

Vermont - 0.1%
Vermont Economic Dev. Auth. Mtg. Rev. (Wake Robin Corporation Proj.)	500,000	4.00	5/1/45	361,485

Virginia - 0.4%
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	396,596
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	500,000	5.35	10/1/43	501,865

				898,461

Washington - 2.2%
Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	313,464
King Co. Hsg. Auth. Rev.	1,000,000	3.00	11/1/39	780,400
King Co. Hsg. Auth. Rev. (Bellevue Manor and Abbey Ridge)	750,000	3.00	8/1/40	551,385
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	502,915
Seattle Hsg. Auth. Rev. (Lam Bow Apartments Proj.)	500,000	2.38	6/1/41	342,195

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	33

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Snohomish Co. Hsg. Auth. Rev.	500,000	4.00	4/1/44	429,300
Vancouver Hsg. Auth. Rev.	470,000	3.75	8/1/34	432,767
Vancouver Hsg. Auth. Rev. (Anthem Park & Columbia Hsg. Proj.)	1,000,000	3.00	6/1/38	793,280
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	1,000,000	5.00	7/1/36	870,700
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	502,015
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	268,533

				5,786,954

West Virginia - 0.5%
WV Hsg. Dev. Fund Rev.	1,005,000	2.75	11/1/45	718,112
WV Hsg. Dev. Fund Rev.	955,000	2.50	11/1/51	614,304

				1,332,416

Wisconsin - 3.9%
Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	441,095
Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	450,745
Public Finance Auth. Rev. (Presbyterian Villages of Michigan) [4]	895,000	4.75	11/15/53	668,896
WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	500,000	5.13	10/1/48	424,775
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/45	507,780
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	277,050
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	500,000	5.00	6/1/41	449,985
WI Health & Educational Facs. Auth. Rev. (Hope Christian Schools)	615,000	3.00	12/1/31	498,144
WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	745,000	5.00	11/1/27	728,342
WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	350,000	5.00	11/1/46	288,733
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	239,060
WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,323,600
WI Public Finance Auth. Rev. (Carmelite System, Inc.)	500,000	5.00	1/1/45	479,235
WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	335,000	5.38	6/1/37	314,743
WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	700,000	5.00	6/1/39	621,446
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	631,987
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	355
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	327
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	310
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	292
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	269
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	281
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	365	11.00	1/1/51	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4,5]	446,246	3.75	7/1/51	210,012
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,218	9.00	1/1/52	261
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	475	10.00	1/1/52	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,985	9.00	1/1/53	246
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	231
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	6

See accompanying notes to financial statements.

34	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	216
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	5
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	204
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	23,656	5.50	7/1/56	13,457
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	192
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	5
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	180
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	5
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	171
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	5
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	160
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	4
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	149
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	4
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	140
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	4
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	132
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	3
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	125
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	3
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	117
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	3
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	107
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	5.00	1/1/67	34
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	1,264
WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	307,500
WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) 2, [4,5]	7,608	5.50	12/1/48	2,358
WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	376,827
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	135,000	5.00	4/1/25	135,468
WI Public Finance Auth. Rev. (Searstone CCRC Project) [4]	750,000	3.00	6/1/28	653,183

				10,050,292

Wyoming - 0.1%
WY Community Dev. Auth. Rev.	280,000	4.05	12/1/38	274,929

Total Municipal Bonds (Cost: $276,396,663)				219,025,342

	Quantity
Investment Companies - 3.8%
BlackRock Municipal Income Fund, Inc. (MUI)	52,666			571,953
BlackRock MuniHoldings Fund, Inc. (MHD)	51,519			579,589
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	45,777			444,952
BlackRock MuniYield Quality Fund III, Inc. (MYI)	48,671			507,639
BNY Mellon Strategic Municipal Bond Fund, Inc. (DSM)	12,028			68,079

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	35

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
DWS Municipal Income Trust (KTF)	93,236	775,724
DWS Strategic Municipal Income Trust (KSM)	29,351	232,166
Invesco Advantage Municipal Income Trust II (VKI)	62,289	505,787
Invesco Municipal Opportunity Trust (VMO)	62,240	567,006
Invesco Municipal Trust (VKQ)	76,872	702,610
Invesco Pennsylvania Value Municipal Income Trust (VPV)	31,500	304,038
Invesco Quality Municipal Income Trust (IQI)	91,114	831,871
Invesco Trust for Investment Grade Municipals (VGM)	66,447	621,944
Nuveen AMT-Free Municipal Credit Income Fund (NVG)	17,623	205,660
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	163,972	1,738,103
Nuveen Quality Municipal Income Fund (NAD)	101,846	1,120,306

Total Investment Companies (cost: $12,991,957)		9,777,427

Total Investments in Securities - 88.7% (cost: $289,388,620)		228,802,769

Other Assets and Liabilities, net - 11.3%		29,213,813

Net Assets - 100.0%		$258,016,582

[1]

Variable rate security. Rate disclosed is as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2022 was $2,250,283 and represented 0.9% of net assets.
[4]

144A Restricted Security. The total value of such securities as of September 30, 2022 was $27,662,401 and represented 10.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2022 was $2,328,262 and represented 0.9% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[9]

Municipal Lease Security. The total value of such securities as of September 30, 2022 was $1,818,152 and represented 0.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2022.
[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2022 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation)($)
Short Futures: [10]
U.S. Treasury Long Bond	79	December 2022	(9,986,094)	835,430
U.S. Treasury 2-Year	145	December 2022	(29,781,641)	483,999
U.S. Treasury 5-Year	261	December 2022	(28,059,538)	1,004,973
U.S. Treasury 10-Year	432	December 2022	(48,411,000)	2,452,438

				4,776,840

[10]	The amount of $7,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2022.

See accompanying notes to financial statements.

36	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	219,025,342	—	219,025,342
Investment Companies	9,777,427	—	—	9,777,427
Futures	4,776,840	—	—	4,776,840

Total:	14,554,267	219,025,342	—	233,579,609

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	37

Sit Minnesota Tax-Free Income Fund

OBJECTIVE & STRATEGY

The investment objective of the Sit Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from federal regular income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

Fund Performance

The Sit Minnesota Tax-Free Income Fund provided a return of -7.74% during the 6-month period ended September 30, 2022, compared to the return of the Bloomberg 5-Year Municipal Bond Index of -3.12%. The Fund’s 30-day SEC yield was 3.34%, and its 12-month distribution rate was 2.63%.

Factors that Influenced the Fund’s Performance

Interest rates in general and yields on tax-exempt bonds in particular increased dramatically during the period. Specifically, Municipal Market Data (MMD) AAA General Obligation yields rose by roughly 110 to 140 basis points. Moreover, shorter-term and longer-term bond yields increased more than intermediate-term bond yields. Longer duration bonds performed worst during the period. In addition, lower coupon bond performance was worse than higher coupon bond performance, as the duration of lower coupon bonds increased markedly when their market prices fell below par. Tax-exempt mutual funds experienced heavy outflows during the period and have already reached a record in dollar terms during 2022. Municipal issuance was also down, and the comparable 6-month period was the lightest since 2019. Nationwide, municipal issuance was down, however, Minnesota issuance increased versus last year.

The Fund was hurt by its barbelled positioning, as the Fund’s longer duration bonds dramatically underperformed during the six-month period. However, the Funds’ interest rate hedge in U.S. Treasury Futures partially offset the negative impact of the barbell. The Fund was also negatively impacted by a significant concentration of lower coupon bonds in the portfolio. The non-rated bonds in the portfolio outperformed the rated bonds in the portfolio, likely due to higher coupons, but both segments underperformed the benchmark return. Most of the industry groups in the Fund contributed negatively to performance, especially the Fund’s positions in single family mortgage revenue bonds, general obligation bonds, education/student loan revenue bonds, and hospital/healthcare revenue bonds. Conversely, the Funds’ small weighting in escrowed to maturity/pre-refunded bonds contributed favorably to performance.

Outlook and Positioning

Municipal credit remains strong in general, and the volatility experienced thus far in 2022 has almost exclusively been interest rate driven. We are mindful that the economy is experiencing stubbornly high inflation, and some municipal issuers, particularly healthcare and senior living issuers, are experiencing significant increases in operating costs. Moreover, income tax collections may be down in Minnesota next year, especially from capital gains. Fortunately, the State of Minnesota will benefit from the record budget surplus it recorded in its most recent budget cycle. Regardless, we are watching credits and industries for negative trends and are confident that the vast majority of municipal credits remain fundamentally strong.

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Bloomberg Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

The Fund emphasizes income as the primary driver of return over the long run and maintains a significant yield advantage over the benchmark in this regard. We continue to hedge the Fund’s duration with U.S. Treasury Futures, although the cost of hedging has increased this year. We are organically shortening the Fund’s duration and may reduce or eliminate the hedge if our interest rate outlook changes. The Fund’s longer than benchmark duration, position in non-rated issues, emphasis on revenue bonds, and focus on bond structures with attractive prepayment characteristics all contribute to this yield advantage. The Fund also remains diversified on an issuer basis to manage credit risk. This year has been challenging, but we believe the Fund’s yield advantage over the benchmark have positioned it to achieve attractive risk-adjusted returns in the future.

Paul J. Jungquist, CFA	Todd S. Emerson, CFA
Senior Portfolio Manager	Kevin P. O’Brien, CFA
Portfolio Managers

38	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2022

	Sit Minnesota Tax-Free Income Fund	Bloomberg 5-Year Muni Bond Index[1]	Lipper MN Muni. Bond Fund Index[2]
Six Month	-7.74%	-3.12%	n/a
One Year	-13.29	-8.03	-11.88%
Five Year	-0.04	0.48	-0.02
Ten Year	1.48	1.20	1.37
Since Inception (12/1/93)	3.89	3.67	3.70

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

[1]

The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Bloomberg Municipal Bond Index, unmanaged rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

[2]	The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Single Family Mortgage	21.8%
Multifamily Mortgage	19.2
Education/Student Loan	15.8
Hospital/Health Care	12.1
General Obligation	11.4
Sectors less than 5%	14.2
Cash & Other Net Assets	5.5

Based on net assets as of September 30, 2022.

PORTFOLIO SUMMARY

Net Asset Value 9/30/22:	$9.04	Per Share
Net Asset Value 3/31/22:	$9.94	Per Share
Net Assets:	$489.7	Million
Average Maturity	16.3	Years
Effective Duration: [3]	5.1	Years

[3]

Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities
A	0.8%
BBB	6.2
BB	13.4
<BB	1.5

Total	21.9%

SEPTEMBER 30, 2022	39

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 94.2%
Education/Student Loan - 15.8%

Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	825,460
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	799,164
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	917,048
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,376,567
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	560,539
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	320,000	4.00	7/1/24	315,542
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	568,479
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	476,875
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	836,053
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	578,478
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	961,430
Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,007,677
Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	301,259
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	405,000	4.50	8/1/26	400,772
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	951,020
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	851,241
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	857,342
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	944,760
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	958,880
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,562,376
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	744,015
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	959,580
Independence Charter School Lease Rev. (Beacon Academy Proj.)	305,000	4.25	7/1/26	291,745
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	690,713
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,044,840
Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	182,610
Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	940,822
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	510,196
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,197,319
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	964,440
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	947,970
MN Higher Education Fac. Auth. Rev. (Augsburg College)	3,195,000	4.25	5/1/40	2,613,798
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,144,044
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	3,500,000	5.00	5/1/47	3,173,660
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,934,409
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,076,313
MN Higher Education Fac. Auth. Rev. (Macalester College)	300,000	3.00	3/1/43	221,955
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,017,400
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	5.00	10/1/47	4,034,800
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	771,990
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	2,763,400
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	867,722
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	10/1/41	656,310
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,405,120

See accompanying notes to financial statements.

40	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Office of Higher Education Rev. [8]	2,820,000	2.65	11/1/38	2,198,162
MN Office of Higher Education Rev. [8]	2,375,000	4.00	11/1/37	2,315,577
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,256,900
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	385,239
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,851,443
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	482,455
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	950,070
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,413,437
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	705,222
St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,150,610
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	672,246
St. Paul Hsg. & Redev. Auth. (German Immersion School)	95,000	4.00	7/1/23	94,379
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	822,604
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	445,785
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	555,000	4.25	12/1/23	553,346
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,459,095
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	372,477
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	642,355
St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,000,000	3.00	6/1/31	812,050
St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	812,775
St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	325,000	2.00	9/1/26	291,086
St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	325,307
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	943,321
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	735,000	4.00	7/1/25	715,971
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	904,882
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	483,472
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	505,266
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	771,270
St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	651,609
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	507,030
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	769,790
Woodbury Charter School Lease Rev.	500,000	3.00	12/1/30	432,755
Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	333,756
Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	425,591

				77,663,466

Escrowed To Maturity/Prerefunded - 1.8%

Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,052,680
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,533,030
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,276,525
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	4,828,525

				8,690,760

General Obligation - 11.4%

Anoka-Hennepin Independent School District No. 11	3,850,000	3.00	2/1/45	2,961,689
Apple Valley G.O.	365,000	2.00	12/15/41	220,778
Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	778,765

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	41

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	3,762,320
Duluth Independent School District No. 709 [6]	1,325,000	1.90	2/1/31	914,687
Duluth Independent School District No. 709 [6]	1,080,000	2.03	2/1/32	705,596
Duluth Independent School District No. 709 [6]	1,075,000	2.15	2/1/33	663,640
Elk River Independent School District No. 728	5,000,000	3.00	2/1/40	3,773,250
Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	2,607,188
Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	2,679,328
Itasca G.O.	2,500,000	2.38	2/1/45	1,541,000
Itasca G.O.	4,000,000	2.50	2/1/50	2,429,840
Lakeville Independent School District No. 194	500,000	2.00	2/1/37	338,780
Madison Lake G.O.	590,000	2.13	2/1/42	380,556
Minneapolis Capital Improvement	2,000,000	4.00	12/1/46	1,804,120
Minneapolis G.O.	5,000,000	3.00	12/1/42	3,920,000
Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	1,953,941
Moorhead G.O.	605,000	2.00	2/1/38	407,268
Moorhead G.O.	365,000	2.13	2/1/40	241,239
Moorhead G.O.	370,000	2.13	2/1/41	240,126
Moorhead G.O.	510,000	2.13	2/1/42	324,600
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,000,590
North Mankato G.O.	1,000,000	2.00	2/1/37	674,910
North Mankato G.O.	550,000	2.00	2/1/38	362,368
Norwood Young America Independent School District No. 108	2,000,000	2.13	2/1/41	1,267,020
Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	867,510
Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	911,280
Owatonna Independent School District No. 761	750,000	2.13	2/1/40	484,808
Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	5,865,000
Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	651,020
Roseau Independent School District No. 682	750,000	2.25	2/1/46	448,410
Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/39	647,630
Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	634,670
Springfield Independent School District No. 85	750,000	2.00	2/1/39	477,982
Springfield Independent School District No. 85	500,000	2.00	2/1/40	312,935
St. Cloud G.O.	1,090,000	2.00	2/1/41	729,548
St. Cloud G.O.	560,000	2.00	2/1/42	365,053
St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,551,503
State of Minnesota G.O.	5,550,000	2.00	9/1/41	3,470,359
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,031,482
Worthington Independent School District No. 518	500,000	3.00	2/1/40	412,525
Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,008,285

				55,823,599

Hospital/Health Care - 12.1%

Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,075,549
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	253,727
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	502,125
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	926,982
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	1,852,400

See accompanying notes to financial statements.

42	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	887,090
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,400,000	5.75	8/1/30	1,120,084
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	803,187
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	400,000	4.00	6/15/35	351,140
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/35	149,234
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	147,446
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/36	325,249
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	299,415
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	145,430
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/38	316,459
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	126,583
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	225,000	4.00	6/15/39	187,445
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/39	124,963
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	538,169
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,442,822
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	837,037
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4,175,000	4.00	5/1/37	3,568,957
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,619,630
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,463,975
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	528,000
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,424,580
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	917,170
Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	146,368
Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	164,178
Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	177,533
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	5,545,800
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	6,524,250
Rochester Health Care Facs. Rev. (Mayo Clinic)	1,300,000	4.00	11/15/39	1,228,461
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	754,774
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	3,727,163
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	497,155
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	421,595
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	1,795,635
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	691,658
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	3,455,800
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	987,650
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	4,891,824
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,035,000
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,900,428
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	425,000	4.25	8/1/24	411,086

				59,291,206

Industrial/Pollution Control - 0.6%

St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	919,590
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	899,640
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	926,360

				2,745,590

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	43

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Insured - 0.2%
Luverne Electric Rev.	500,000	3.00	12/1/47	351,055
Luverne Electric Rev.	800,000	3.00	12/1/51	540,880

				891,935

Multifamily Mortgage - 19.2%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	901,480
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	413,415
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	380,660
Apple Valley Rev. (Orchard Path Phase II Proj.)	260,000	4.00	9/1/30	239,333
Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	256,113
Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	355,410
Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	614,275
Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	530,130
Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,775,840
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,403,865
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	434,302
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	990,179
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,085,430
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,100,000	6.75	1/1/27	943,272
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	784,444
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,045,544
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	648,650
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,640,000	4.38	1/1/47	1,709,426
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,640,118
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	2,583,420
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,250,000	5.13	7/1/25	1,046,325
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,645,000	5.75	7/1/35	1,019,078
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	2,000,000	6.13	7/1/45	1,218,940
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	425,000	6.00	1/1/27	425,034
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	752,490
Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	148,898
Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	197,655
Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	155,112
Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	147,328
Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	362,295
Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	332,935
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,213,420
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	1,762,475
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	719,565
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	449,405
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,345,889	3.75	11/1/34	3,103,781
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,159,771
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	409,825
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	207,815
Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,860,080

See accompanying notes to financial statements.

44	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	454,970
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,747,746
Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	5,000,000	2.35	2/1/38	3,940,900
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	995,735
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	355,796
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,362,795
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,090,000	4.00	11/1/25	1,041,015
Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,873,957	3.00	11/1/34	1,623,522
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,005,280
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	265,401
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	883,570
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	211,543
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,189,605
North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	135,451
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,869,420
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,509,150
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	979,040
Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,264,980
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	1,807,650
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	725,782
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,521,850
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	252,635
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	3,969,000
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,000,919
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	500,000	5.00	9/1/35	457,170
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,462,583
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	252,850
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,024,260
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	592,942
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,196,325
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	3,475,000	4.25	12/1/27	3,339,232
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,310,072
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	145,000	5.20	11/1/22	144,923
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	931,410
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,161,666
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	916,910
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	957,390
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	875,000	5.00	3/1/40	801,561
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	762,030
Vergas Rev. (CDL Homes Proj.)	235,000	4.00	8/1/25	225,995
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,209,450
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	931,540
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,509,733
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	250,000	5.00	11/1/49	209,150

				93,938,480

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	45

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Lease - 4.2% [9]
Duluth Independent School District No. 709	1,875,000	2.60	3/1/28	1,678,837
Duluth Independent School District No. 709	920,000	3.00	3/1/32	767,216
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	503,775
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,730,000
Hibbing Independent School District No. 701	2,000,000	3.00	3/1/41	1,522,560
Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	501,932
Lake Agassiz Education Cooperative No. 0397-52	365,000	2.75	2/1/36	268,903
Minnetonka Independent School District No. 276	400,000	3.00	3/1/42	308,132
Minnetonka Independent School District No. 276	500,000	3.00	7/1/50	363,245
Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	860,072
Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	629,700
Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	447,885
MN Hsg. Fin. Agy. Rev.	405,000	3.00	8/1/38	320,687
MN Hsg. Fin. Agy. Rev.	435,000	3.00	8/1/39	338,256
MN Hsg. Fin. Agy. Rev.	1,000,000	3.00	8/1/43	733,270
MN Hsg. Fin. Agy. Rev. (State Appropriation)	290,000	3.00	8/1/38	229,628
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,044,980
MN State Armory Building Commission Rev.	1,900,000	3.00	6/1/38	1,569,609
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,031,540
Pine Island Independent School District No. 255	525,000	2.00	2/1/40	350,506
Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	712,209
Pine Island Independent School District No. 255	895,000	2.25	2/1/47	551,517
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	557,208
Rochester Economic Dev. Auth. Rev.	750,000	2.13	2/1/38	543,615
Shakopee Independent School Dist. No. 720	500,000	2.00	2/1/31	401,925
Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	949,410
Waconia Independent School District No. 110	500,000	5.00	2/1/37	508,720
Winona School District No. 861 Lease Purchase	97,630	6.04	8/1/24	97,754

				20,523,091

Other Revenue Bonds - 3.3%
Crystal Governmental Fac. Rev.	256,399	5.10	12/15/26	226,575
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	318,314
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	165,653
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	195,302
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	245,718
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	431,000	5.00	2/15/27	411,454
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,197,555
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	175,000	5.00	2/1/23	174,561
St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	1,739,343
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	564,000	6.38	2/15/28	552,201
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	610,000	6.50	3/1/29	610,006
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	774,000	7.00	2/15/28	774,542
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	532,000	7.50	2/15/28	531,941
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,695,000	5.00	8/1/36	3,695,185

See accompanying notes to financial statements.

46	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	456,390
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,754,980

				16,049,720

Sales Tax Revenue - 1.3%
American Samoa Economic Development Authority Rev. 11, [4]	300,000	6.00	9/1/23	301,068
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,105,400
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	2,621,685
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,441,426

				6,469,579

Single Family Mortgage - 21.8%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	555,000	4.45	12/1/32	555,022
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	60,000	4.63	12/1/30	60,020
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	315,000	4.88	12/1/33	315,120
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	115,000	4.45	12/1/27	115,008
MN Hsg. Fin. Agy. Homeownership Fin.	7,305,000	2.25	7/1/41	5,205,105
MN Hsg. Fin. Agy. Homeownership Fin.	8,280,000	2.40	7/1/46	5,587,095
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,150,000	2.45	7/1/45	2,671,609
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,985,000	2.45	7/1/46	3,455,303
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,873,926	3.30	3/1/48	1,786,433
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,842,517	3.30	5/1/48	1,772,612
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	608,445	3.75	11/1/48	587,022
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	582,627	3.60	1/1/49	559,882
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	629,316	3.45	3/1/49	602,337
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,000,980	3.15	6/1/49	950,411
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,143,457	2.47	1/1/50	1,057,434
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	8,645,000	2.55	1/1/51	7,154,343
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,290,000	2.50	7/1/51	2,843,455
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,135,000	1.65	7/1/30	953,809
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	480,000	2.38	7/1/46	322,181
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,445,000	2.45	1/1/52	6,037,055
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,520,000	2.40	1/1/35	3,105,766
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,545,000	2.75	7/1/42	1,836,955
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,270,000	2.90	1/1/45	926,567
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	575,000	2.70	7/1/33	491,401
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	255,000	2.75	1/1/34	217,092
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,310,000	3.00	7/1/43	1,739,291
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,995,000	3.50	1/1/32	3,913,462
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,535,000	3.60	7/1/33	1,398,185
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,340,000	2.45	7/1/34	1,229,102
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,467,000	3.80	7/1/38	3,066,908
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,290,000	2.55	7/1/39	3,915,183
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,140,000	3.90	7/1/43	2,692,581
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,950,000	2.80	1/1/44	2,522,692
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,840,000	2.70	7/1/44	2,059,114
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,135,000	2.75	7/1/44	2,891,599

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	47

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	855,000	4.00	1/1/48	845,561
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,310,000	3.75	1/1/50	2,263,754
MN Hsg. Fin. Agy. Rev. [8]	500,000	2.30	7/1/32	410,480
MN Hsg. Fin. Agy. Rev. [8]	1,590,000	2.35	1/1/33	1,296,804
MN Hsg. Fin. Agy. Rev. [8]	1,040,000	2.40	7/1/33	838,958
MN Hsg. Fin. Agy. Rev.	3,888,948	2.05	12/1/51	3,559,593
MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,199,675
MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,482,518
MN Hsg. Fin. Agy. Rev.	6,205,000	2.20	1/1/51	3,874,588
MN Hsg. Fin. Agy. Rev.	9,405,000	2.35	7/1/41	6,916,813
MN Hsg. Fin. Agy. Rev.	5,605,000	2.55	1/1/46	4,017,216
MN Hsg. Fin. Agy. Rev.	2,500,000	5.00	7/1/53	2,547,975
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	490,000	4.00	1/1/47	486,737
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	325,000	4.00	1/1/41	323,485

				106,661,311

Transportation - 0.8%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	1,000,000	5.00	1/1/47	989,220
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	500,000	5.25	1/1/47	506,265
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,113,112
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	606,474
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,000,000	4.25	1/1/52	887,600

				4,102,671

Utility - 1.7%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,015,160
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	521,610
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,042,170
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	640,114
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	760,023
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	919,590
St. Paul Sewer Rev.	1,220,000	2.00	12/1/41	742,138
Western MN Municipal Power Agy. Rev.	500,000	5.00	1/1/24	510,515
Western MN Municipal Power Agy. Rev.	550,000	5.00	1/1/25	569,867
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	624,180

				8,345,367

Total Municipal Bonds (cost: $550,842,930)				461,196,775

See accompanying notes to financial statements.

48	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

		Fair
Name of Issuer	Quantity	Value ($)
Investment Companies - 0.3%
Nuveen Minnesota Quality Municipal Income Fund (NMS)	135,710	1,632,591

Total Investment Companies (cost: $1,873,272)		1,632,591

Total Investments in Securities - 94.5% (cost: $552,716,202)		462,829,366

Other Assets and Liabilities, net - 5.5%		26,911,711

Net Assets - 100.0%		$489,741,077

[1]

Variable rate security. Rate disclosed is as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2022 was $10,055,232 and represented 2.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2022, 2.9% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2022 was $20,523,091 and represented 4.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of September 30, 2022 was $11,472,762 and represented 2.3% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2022 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	112	December 2022	(14,157,500)	1,184,408
U.S. Treasury 2-Year	207	December 2022	(42,515,860)	690,950
U.S. Treasury 5-Year	371	December 2022	(39,885,397)	1,428,524
U.S. Treasury 10-Year	614	December 2022	(68,806,375)	3,485,641

				6,789,523

[10]	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2022.

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	461,196,775	—	461,196,775
Investment Companies	1,632,591	—	—	1,632,591
Futures	6,789,523	—	—	6,789,523

Total:	8,422,114	461,196,775	—	469,618,889

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	49

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2022

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
ASSETS
Investments in securities, at identified cost	$445,804,891	$153,610,611	$289,388,620	$552,716,202

Investments in securities, at fair value - see accompanying schedule for detail	$414,742,781	$145,776,281	$228,802,769	$462,829,366
Cash in bank on demand deposit	7	—	16,571,451	17,248,182
Cash collateral held at broker	—	400,000	7,000,000	6,000,000
Accrued interest and dividends receivable	1,850,399	816,903	3,225,188	5,557,541
Receivable for investment securities sold	7,695	3,068,129	354,892	—
Variation margin on futures contracts	—	407,731	4,778,674	6,792,131
Receivable for Fund shares sold	263,168	48,107	131,915	1,011,286

Total assets	416,864,050	150,517,151	260,864,889	499,438,506

LIABILITIES
Disbursements in excess of cash balances	—	1,156	—	—
Payable for investment securities purchased	4,243,963	11,013,282	2,052,655	1,080,331
Payable for Fund shares redeemed	2,431,270	72,229	395,030	8,144,705
Cash portion of dividends payable to shareholders	30,234	100	250,893	134,341
Accrued supervisory and administrative fees	182,350	53,645	106,393	253,539
Accrued investment management fees	68,531	23,543	43,336	84,513

Total liabilities	6,956,348	11,163,955	2,848,307	9,697,429

Net assets applicable to outstanding capital stock	$409,907,702	$139,353,196	$258,016,582	$489,741,077

Net assets consist of:
Capital (par value and paid-in surplus)	$447,809,222	$144,448,680	$327,971,553	$575,430,136
Total distributable earnings (loss), including unrealized appreciation (depreciation)	(37,901,520)	(5,095,484)	(69,954,971)	(85,689,059)

	$409,907,702	$139,353,196	$258,016,582	$489,741,077

Outstanding shares:
Class S Shares (Class S)*	28,967,590	6,092,491	17,565,449	54,183,813

Class Y Shares (Class Y)*	10,629,980	8,344,610	13,589,799	—

Net assets applicable to outstanding shares:
Net Assets (Class S)*	$299,897,200	$58,764,630	$145,479,853	$489,741,077

Net Assets (Class Y)*	110,010,502	80,588,566	112,536,729	—

Net asset value per share of outstanding capital stock:
Net Assets Value (Class S)*	$10.35	$9.65	$8.28	$9.04

Net Assets Value (Class Y)*	10.35	9.66	8.28	—

*	Sit U.S. Government Securities Fund, Sit Quality Income Fund and Sit Tax-Free Income Fund offer multiple share classes (S and Y). Sit Minnesota Tax Free Income Fund offers a single share class.

See accompanying notes to financial statements.

50	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended September 30, 2022

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
Investment income:
Income:
Dividends	—	—	$353,536	$44,352
Interest	$6,028,101	$2,637,816	5,421,149	10,004,065

Total income	6,028,101	2,637,816	5,774,685	10,048,417

Expenses (note 4):
Investment management fee	420,826	175,434	298,674	551,537
Supervisory and administrative fee	1,122,879	328,429	723,832	1,654,611

Total expenses	1,543,705	503,863	1,022,506	2,206,148

Less fees and expenses waived by investment adviser	—	(28,561)	—	—

Total net expenses	1,543,705	475,302	1,022,506	2,206,148

Net investment income	4,484,396	2,162,514	4,752,179	7,842,269

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	2,792,025	(1,950,730)	(11,009,973)	(4,180,787)
Net realized gain (loss) on written options	715,880	—	—	—
Net realized gain (loss) on futures	—	2,374,345	4,190,017	4,883,611
Net change in unrealized appreciation (depreciation) on investments	(22,592,601)	(4,788,502)	(28,874,535)	(58,365,271)
Net change in unrealized appreciation (depreciation) on futures	—	(354,245)	3,047,586	4,772,664

Net gain (loss)	(19,084,696)	(4,719,132)	(32,646,905)	(52,889,783)

Net increase (decrease) in net assets resulting from operations	($14,600,300)	($2,556,618)	($27,894,726)	($45,047,514)

See accompanying notes to financial statements.

SEPTEMBER 30, 2022	51

STATEMENTS OF CHANGES IN NET ASSETS

	Sit U.S. Government Securities Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Operations:
Net investment income	$4,484,396	$4,763,191
Net realized gain (loss) on investments, written options and futures	3,507,905	5,997,591
Net change in unrealized depreciation of investments, written options and futures	(22,592,601)	(20,110,204)

Net increase (decrease) in net assets resulting from operations	(14,600,300)	(9,349,422)

Distributions from:
Net investment income and net realized gains
Common shares (Class S)	(3,182,879)	(3,318,866)
Common shares (Class Y)	(1,299,723)	(1,446,783)

Total distributions	(4,482,602)	(4,765,649)

Capital share transactions:
Proceeds from shares sold
Class S Shares	40,523,255	94,149,154
Class Y Shares	31,524,278	60,860,914
Reinvested distributions
Class S Shares	3,009,411	3,155,336
Class Y Shares	1,299,723	1,049,359
Payments for shares redeemed
Class S Shares	(48,101,585)	(167,125,867)
Class Y Shares	(27,008,920)	(77,498,698)

Increase (decrease) in net assets from capital transactions	1,246,162	(85,409,802)

Total increase (decrease) in net assets	(17,836,740)	(99,524,873)
Net assets:
Beginning of period	427,744,442	527,269,315

End of period	$409,907,702	$427,744,442

Capital transactions in shares:
Sold
Class S Shares	3,799,423	8,477,904
Class Y Shares	2,945,708	5,514,051
Reinvested distributions
Class S Shares	282,719	284,711
Class Y Shares	122,114	94,858
Redeemed
Class S Shares	(4,505,044)	(15,069,001)
Class Y Shares	(2,529,415)	(7,018,060)

Net increase (decrease)	115,505	(7,715,537)

See accompanying notes to financial statements.

52	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Sit Quality Income Fund		Sit Tax-Free Income Fund		Minnesota Tax-Free Income Fund
Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

$2,162,514	$1,815,111	$4,752,179	$10,550,598	$7,842,269	$17,846,151
423,615	2,625,512	(6,819,956)	2,149,277	702,824	(62,787)
(5,142,747)	(3,311,300)	(25,826,949)	(30,389,708)	(53,592,607)	(50,081,087)

(2,556,618)	1,129,323	(27,894,726)	(17,689,833)	(45,047,514)	(32,297,723)

(771,580)	(1,945,396)	(2,466,765)	(6,316,370)	(7,842,200)	(17,846,258)
(1,391,080)	—	(2,285,606)	(4,233,533)	—	—

(2,162,660)	(1,945,396)	(4,752,371)	(10,549,903)	(7,842,200)	(17,846,258)

65,262,845	64,599,814	30,214,342	67,395,789	84,171,541	147,871,319
105,678,988	—	15,950,061	200,935,048	—	—

747,768	1,906,030	2,233,491	5,278,259	7,011,156	16,148,317
1,390,687	—	682,435	1,079,989	—	—

(140,543,171)	(39,238,702)	(54,839,857)	(223,085,440)	(176,715,759)	(166,012,837)
(23,710,189)	—	(57,990,156)	(17,180,184)	—	—

8,826,928	27,267,142	(63,749,684)	34,423,461	(85,533,062)	(1,993,201)

4,107,650	26,451,069	(96,396,781)	6,183,725	(138,422,776)	(52,137,182)

135,245,546	108,794,477	354,413,363	348,229,638	628,163,853	680,301,035

$139,353,196	$135,245,546	$258,016,582	$354,413,363	$489,741,077	$628,163,853

6,624,368	19,950,192	3,456,769	42,641,846	8,811,274	13,815,355
10,610,323	—	1,813,012	20,032,205	—	—

76,177	189,776	257,678	534,205	738,408	1,519,493
141,353	—	78,732	109,927	—	—

(14,163,157)	(17,425,118)	(6,266,021)	(58,199,033)	(18,544,228)	(15,866,056)
(2,407,066)	—	(6,693,537)	(1,750,540)	—	—

881,998	2,714,850	(7,353,367)	3,368,610	(8,994,546)	(531,208)

SEPTEMBER 30, 2022	53

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
Class S		2022	2021	2020	2019	2018
Net Asset Value:
Beginning of period	$10.83	$11.17	$11.26	$10.92	$10.80	$10.90

Operations:
Net investment income [1]	0.11	0.10	0.14	0.22	0.23	0.18
Net realized and unrealized gains (losses) on investments and written options	(0.48)	(0.34)	(0.09)	0.34	0.12	(0.10)

Total from operations	(0.37)	(0.24)	0.05	0.56	0.35	0.08

Distributions from:
Net investment income	(0.11)	(0.10)	(0.14)	(0.22)	(0.23)	(0.18)

Net Asset Value
End of period	$10.35	$10.83	$11.17	$11.26	$10.92	$10.80

Total investment return [2]	(3.40%)	(2.16%)	0.44%	5.25%	3.31%	0.76%

Net assets at end of period (000’s omitted)	$299,897	$318,439	$398,821	$404,985	$427,314	$527,748

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.06%	0.90%	1.25%	2.06%	2.13%	1.68%
Portfolio turnover rate (excluding short-term securities)	34.04%[4]	40.96%	39.29%	29.91%	14.88%	14.68%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

54	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
Class Y		2022	2021	Period Ended March 31, 2020 [1]
Net Asset Value:
Beginning of period	$10.83	$11.17	$11.26	$10.97

Operations:
Net investment income [2]	0.12	0.13	0.17	0.06
Net realized and unrealized gains (losses) on investments and written options	(0.48)	(0.34)	(0.09)	0.29

Total from operations	(0.36)	(0.21)	0.08	0.35

Distributions from:
Net investment income	(0.12)	(0.13)	(0.17)	(0.06)

Net Asset Value
End of period	$10.35	$10.83	$11.17	$11.26

Total investment return [3]	(3.31%)	(1.91%)	0.72%	3.20%

Net assets at end of period (000’s omitted)	$110,011	$109,305	$128,449	$13,085

Ratios: [4]
Expenses	0.55%	0.55%	0.55%	0.55%
Net investment income	2.32%	1.14%	1.44%	2.19%
Portfolio turnover rate (excluding short-term securities)	34.04%[5]	40.96%	39.29%	29.91%

[1]	The inception date of Class Y shares was January 1, 2020.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

SEPTEMBER 30, 2022	55

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
Class S		2022	2021	2020	2019	2018
Net Asset Value:
Beginning of period	$9.98	$10.04	$9.82	$9.80	$9.78	$9.83

Operations:
Net investment income [1]	0.13	0.15	0.10	0.18	0.19	0.13
Net realized and unrealized gains (losses) on investments, written options and futures	(0.32)	(0.05)	0.22	0.02	0.02	(0.05)

Total from operations	(0.19)	0.10	0.32	0.20	0.21	0.08

Distributions from:
Net investment income	(0.14)	(0.15)	(0.10)	(0.18)	(0.19)	(0.13)
From net realized gains	—	(0.01)	—	—	—	—

Total distributions	(0.14)	(0.16)	(0.10)	(0.18)	(0.19)	(0.13)

Net Asset Value
End of period	$9.65	$9.98	$10.04	$9.82	$9.80	$9.78

Total investment return [2]	(2.05%)	0.92%	3.32%	2.04%	2.17%	0.79%

Net assets at end of period (000’s omitted)	$58,765	$135,246	$108,794	$90,273	$82,287	$74,542

Ratios: [3]
Expenses (without waiver)	0.90%[4]	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses (with waiver)	0.80%[4]	—	—	—	—	—
Net investment income (without waiver)	2.60%	1.51%	1.05%	1.80%	1.96%	1.31%
Net investment income (with waiver)	2.70%	—	—	—	—	—
Portfolio turnover rate (excluding short-term securities)	58.89%[5]	63.03%	77.96%	117.52%	68.93%	81.14%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Total Fund expenses are limited to 0.90% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[5]	Not annualized.

56	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

Class Y	Period Ended September 30, 2022 [1]
Net Asset Value:
Beginning of period	$9.97

Operations:
Net investment income [2]	0.15
Net realized and unrealized losses on investments, written options and futures	(0.31)

Total from operations	(0.16)

Distributions from:
Net investment income	(0.15)

Net Asset Value
End of period	$9.66

Total investment return [3]	(1.71%)

Net assets at end of period (000’s omitted)	$80,589

Ratios: [4]
Expenses	0.55%
Net investment income	3.10%
Portfolio turnover rate (excluding short-term securities)	58.89%[5]

[1]	The inception date of Class Y shares was March 31, 2022.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

SEPTEMBER 30, 2022	57

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

Class S	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018
Net Asset Value:
Beginning of period	$9.20	$9.91	$9.56	$9.69	$9.66	$9.49

Operations:
Net investment income [1]	0.13	0.27	0.29	0.29	0.32	0.39
Net realized and unrealized gains (losses) on investments and futures	(0.92)	(0.71)	0.35	(0.13)	0.03	0.17

Total from operations	(0.79)	(0.44)	0.64	0.16	0.35	0.56

Distributions from:
Net investment income	(0.13)	(0.27)	(0.29)	(0.29)	(0.32)	(0.39)

Net Asset Value
End of period	$8.28	$9.20	$9.91	$9.56	$9.69	$9.66

Total investment return [2]	(8.60%)	(4.62%)	6.73%	1.66%	3.67%	6.00%

Net assets at end of period (000’s omitted)	$145,480	$185,151	$348,230	$313,296	$247,351	$196,018

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.07%	2.68%	2.92%	2.95%	3.37%	4.03%
Portfolio turnover rate (excluding short-term securities)	6.15%[4]	20.78%	21.22%	14.33%	13.80%	15.72%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

58	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

Class Y	Six Months Ended September 30, 2022 (Unaudited)	Period Ended March 31, 2022 [1]
Net Asset Value:
Beginning of period	$9.20	$10.04

Operations:
Net investment income [2]	0.15	0.24
Net realized and unrealized losses on investments and futures	(0.93)	(0.84)

Total from operations	(0.78)	(0.60)

Distributions from:
Net investment income	(0.14)	(0.24)

Net Asset Value
End of period	$8.28	$9.20

Total investment return [3]	(8.49%)	(6.06%)

Net assets at end of period (000’s omitted)	$112,537	$169,263

Ratios: [4]
Expenses	0.55%	0.55%
Net investment income	3.32%	3.57%
Portfolio turnover rate (excluding short-term securities)	6.15%[5]	20.78%

[1]	The inception date of Class Y shares was June 1, 2021.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

SEPTEMBER 30, 2022	59

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018
Net Asset Value:
Beginning of period	$9.94	$10.68	$10.37	$10.49	$10.39	$10.29

Operations:
Net investment income [1]	0.14	0.27	0.30	0.30	0.32	0.32
Net realized and unrealized gains (losses) on investments and futures	(0.90)	(0.74)	0.31	(0.12)	0.10	0.10

Total from operations	(0.76)	(0.47)	0.61	0.18	0.42	0.42

Distributions from:
Net investment income	(0.14)	(0.27)	(0.30)	(0.30)	(0.32)	(0.32)

Net Asset Value
End of period	$9.04	$9.94	$10.68	$10.37	$10.49	$10.39

Total investment return [2]	(7.74%)	(4.56%)	5.94%	1.46%	4.15%	4.08%

Net assets at end of period (000’s omitted)	$489,741	$628,164	$680,301	$642,022	$617,766	$551,163

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.84%	2.50%	2.83%	2.80%	3.12%	3.05%
Portfolio turnover rate (excluding short-term securities)	3.03%[4]	20.82%	12.04%	10.05%	9.25%	12.97%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

60	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2022	61

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2022

(1)	Organization

The Sit Mutual Funds covered by this report are Sit U.S. Government Securities Fund, Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Sit Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each Fund has 10 billion authorized shares of capital stock. Shares in the Sit U.S. Government Securities Fund have a par value of $0.01, and shares in other Funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
U.S. Government Securities Fund	High current income and safety of principal.
Quality Income Fund	High current income and safety of principal.
Tax-Free Income Fund	High current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income Fund	High current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

The U.S. Government Securities Fund, Quality Income Fund and Tax-Free Income Fund offer Class S and Class Y shares. Both classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser” or “SIA”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Options and futures contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Amortization of long-term bond premium and discount is calculated using the effective interest rate method. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

62	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used Treasury options and futures traded on a U.S. exchange. Risks of entering into futures and options contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended September 30, 2022, the average volume of derivative activity, calculated on a quarterly basis, was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$1,618,534	$3,388,255	$143,837,333
Written call options	420,741	228,021	44,233,333
Quality Income Fund
Treasury futures - short	—	—	29,656,857
Tax-Free Income Fund
Treasury futures - short	—	—	120,801,940
Minnesota Tax-Free Income Fund
Treasury futures - short	—	—	138,477,793

The number of open option contracts and open futures contracts outstanding as of September 30, 2022 also serve as indicators of the volume of activity for the Funds throughout the period.

SEPTEMBER 30, 2022	63

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2022 (Continued)

Statement of Assets and Liabilities – Values of derivatives as of September 30, 2022:

	Asset Derivatives Value		Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Put Options Purchased	$4,045,703	[1]	—
Quality Income Fund
Treasury futures	407,731	[2]	—
Tax-Free Income Fund
Treasury futures	4,778,674	[2]	—
Minnesota Tax-Free Income Fund
Treasury futures	6,792,131	[2]	—

[1]	Statement of Assets and Liabilities location: Investments in Securities, at fair value.
[2]	Statement of Assets and Liabilities location: Variation margin receivable/payable. Includes cumulative appreciation (depreciation) of futures as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the six months ended September 30, 2022:

	Amount of Realized Gain (Loss) on Derivatives [3]	Change in Unrealized Appreciation (Depreciation) on Derivatives [4]
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$5,147,706	($359,000)
Written call options	715,880	—
Quality Income Fund
Purchased put options	(18,134)	—
Treasury futures	2,374,345	(354,245)
Tax-Free Income Fund
Treasury futures	4,190,017	3,047,586
Minnesota Tax-Free Income Fund
Treasury futures	4,883,611	4,772,664

[3]	Statement of Operations location: Net realized gain (loss) on investments, net realized gain (loss) on written options and net realized gain (loss) on futures, respectively.
[4]

Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments, net change in unrealized appreciation (depreciation) on written options and net change in unrealized appreciation (depreciation) on futures, respectively.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer

64	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of September 30, 2022 is included with the Funds’ schedules of investments.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At September 30, 2022, the gross unrealized appreciation (depreciation) on investments and cost of investments on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis
U.S. Government Securities Fund - Investments	$2,847,165	($33,909,275)	($31,062,110)	$445,804,891
Quality Income Fund - Investments	36,790	(7,871,120)	(7,834,330)	153,610,611
Tax-Free Income Fund - Investments	1,073,552	(61,659,403)	(60,585,851)	289,388,620
Minnesota Tax-Free Income Fund - Investments	552,288	(90,439,124)	(89,886,836)	552,716,202

SEPTEMBER 30, 2022	65

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2022 (Continued)

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2022 and 2021 was as follows:

Year Ended March 31, 2022:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$4,765,649	—	—	$4,765,649
Quality Income Fund	1,945,396	—	—	1,945,396
Tax-Free Income Fund*	39,318	$10,510,585	—	10,549,903
Minnesota Tax-Free Income Fund*	18,163	17,828,095	—	17,846,258

*	99.6% and 99.9% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2021:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$5,957,101	—	—	$5,957,101
Quality Income Fund	1,043,484	—	—	1,043,484
Tax-Free Income Fund*	74,376	$9,453,231	—	9,527,607
Minnesota Tax-Free Income Fund*	13,344	18,424,560	—	18,437,904

*	99.2% and 99.9% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

As of March 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)
U.S. Government Securities Fund	$15,193	—	—	($11,424,639)
Quality Income Fund	773,386	—	$1,898,889	(3,046,741)
Tax-Free Income Fund	—	$409,245	—	(31,723,022)
Minnesota Tax-Free Income Fund	—	83,235	—	(31,416,963)

Net capital loss carryovers and late year losses, if any, as of March 31, 2022, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of March 31, 2022, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred	Accumulated Capital and Other Losses
	Short-Term	Long-Term
U.S. Government Securities Fund	$4,494,197	$2,897,287	—	$7,391,484
Tax-Free Income Fund	541,918	5,054,634	—	5,596,552
Minnesota Tax-Free Income Fund	1,322,405	—	—	1,322,405

66	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

For the year ended March 31, 2022, the Funds’ utilized capital losses and expired capital losses as follows:

	Utilized	Expired
U.S. Government Securities Fund	$8,861,129	—
Quality Income Fund	401,278	—
Tax-Free Income Fund	3,878,531	—
Minnesota Tax-Free Income Fund	1,954,077	—

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended September 30, 2022, were as follows:

	Purchases		Proceeds
	U.S. Government	Other	U.S. Government	Other
U.S. Government Securities Fund	$166,203,916	—	$132,939,851	$817,752
Quality Income Fund	23,985,425	$54,913,761	19,658,701	53,413,191
Tax-Free Income Fund	—	17,080,543	—	88,281,004
Minnesota Tax-Free Income Fund	—	16,077,314	—	109,882,756

SEPTEMBER 30, 2022	67

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2022 (Continued)

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc., under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. In addition, the Funds have entered into separate supervision and administration agreements with SIA. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fees charged to each Fund by SIA are based on the average daily net assets of the Funds at the annual rate of:

	Advisory Fees	Supervisory and Administrative Fees	Total Management Fees
U.S. Government Securities Fund Class S	0.20%	0.60%	0.80%
U.S. Government Securities Fund Class Y	0.20%	0.35%	0.55%
Quality Income Fund Class S1	0.20%	0.60%	0.80%
Quality Income Fund Class Y2	0.20%	0.35%	0.55%
Tax-Free Income Fund Class S	0.20%	0.60%	0.80%
Tax-Free Income Fund Class Y	0.20%	0.35%	0.55%
Minnesota Tax-Free Income Fund	0.20%	0.60%	0.80%

[1]	Effective April 1, 2022, the advisory fee for Sit Quality Income Fund was voluntarily reduced from 0.30% to 0.20%; the fees presented reflect the fees net of the Adviser’s voluntary fee waiver.
[2]

Sit Quality Income Fund Class Y shares were first issued on March 31, 2022, and therefore the fees presented reflect the fees provided for in the Investment Management Agreement and Supervision and Administration Agreement.

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2022:

	Shares	% Shares Outstanding
U.S. Government Securities Fund Class S	224,953	0.8
U.S. Government Securities Fund Class Y	1,110,070	10.4
Quality Income Fund Class S	2,252,016	37.0
Quality Income Fund Class Y	7,548,932	90.5
Tax-Free Income Fund Class S	324,249	1.8
Tax-Free Income Fund Class Y	607,550	4.5
Minnesota Tax-Free Income Fund	1,907,879	3.5

(5)	Credit Facility

Effective November 30, 2021, the Funds, together with the 10 equity Sit Mutual Funds managed by SIA, are borrowers in a $20 million credit facility (Credit Facility) maturing November 29, 2022. The Credit Facility provides a source of funds to the Funds for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund shall pay interest charged on any borrowings made by the Fund. During the six months ended September 30, 2022, the Funds did not use the Credit Facility.

68	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2022 to September 30, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

	Beginning Account Value (4/1/22)	Ending Account Value (9/30/22)	Expenses Paid During Period (4/1/22- 9/30/22)*

	U.S. Government Securities Fund
Actual
Class S	$1,000	$966.00	$3.94
Class Y	$1,000	$966.90	$2.71
Hypothetical
Class S	$1,000	$1,021.06	$4.05
Class Y	$1,000	$1,022.31	$2.79

	Quality Income Fund
Actual
Class S	$1,000	$979.50	$3.97
Class Y	$1,000	$982.90	$2.73
Hypothetical
Class S	$1,000	$1,021.06	$4.05
Class Y	$1,000	$1,022.31	$2.79

	Tax-Free Income Fund
Actual
Class S	$1,000	$914.00	$3.84
Class Y	$1,000	$915.10	$2.64
Hypothetical
Class S	$1,000	$1,021.06	$4.05
Class Y	$1,000	$1,022.31	$2.79

	Minnesota Tax-Free Income Fund
Actual	$1,000	$922.60	$3.86
Hypothetical	$1,000	$1,021.06	$4.05

*

Expenses are equal to the Funds’ annualized expense ratios of 0.80% for the Class S shares and the Minnesota Tax Free Fund; 0.55% for the Class Y shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

SEPTEMBER 30, 2022	69

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Adviser uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

70	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2022	71

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72	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Semi-Annual Report
September 30, 2022

INVESTMENT ADVISER
Sit Investment Associates, Inc.
80 S. Eighth Street
Suite 3300
Minneapolis, MN 55402

CUSTODIAN
The Bank Of New York Mellon
111 Sanders Creek Parkway
Syracuse, NY 13057

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Minneapolis, MN

GENERAL COUNSEL
Faegre Drinker Biddle & Reath LLP
Minneapolis, MN

SIT BOND 9-2022

Semi-Annual Report
September 30, 2022
INVESTMENT ADVISER
INDEPENDENT REGISTERED PUBLIC
Sit Investment Associates, Inc.
ACCOUNTING FIRM
80 S. Eighth Street
KPMG LLP
Suite 3300
Minneapolis, MN
Minneapolis, MN 55402
GENERAL COUNSEL
CUSTODIAN
Faegre Drinker Biddle & Reath LLP
The Bank Of New York Mellon
Minneapolis, MN
111 Sanders Creek Parkway
Syracuse, NY 13057
TRANSFER AGENT AND
DISBURSING AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581
Sit Mutual Funds
1-800-332-5580 www.sitfunds.com
SIT BOND 9-2022

Item 2: Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a) Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13: Exhibits:

(a)	The following exhibits are attached to this Form N-CSR:

(2)

A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)	Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 18, 2022

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date: November 18, 2022